STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

The table below sets forth the diversification of the Steward Covered Call Income Fund investments by Industry.

Industry Diversification	Percent*
Software	9.2%
IT Services	6.9
Interactive Media & Services	6.4
Semiconductors & Semiconductor Equipment	5.8
Banks	4.8
Health Care Equipment & Supplies	4.7
Technology Hardware, Storage & Peripherals	4.6
Internet & Direct Marketing Retail	4.5
Electric Utilities	3.7
Biotechnology	3.1
Specialty Retail	2.9
Automobiles	2.9
Beverages	2.7
Household Products	2.6
Diversified Telecommunication Services	2.3
Entertainment	2.3
Capital Markets	2.2
Food & Staples Retailing	2.2
Oil, Gas & Consumable Fuels	2.2
Media	2.2
Hotels, Restaurants & Leisure	2.2
Diversified Financial Services	1.9
Industry Diversification	Percent*
Aerospace & Defense	1.9%
Industrial Conglomerates	1.9
Insurance	1.8
Money Market Fund	1.5
Equity Real Estate Investment Trusts	1.4
Air Freight & Logistics	1.4
Consumer Finance	1.2
Communications Equipment	1.1
Textiles, Apparel & Luxury Goods	1.1
Chemicals	1.1
Food Products	1.0
Pharmaceuticals	1.0
Electrical Equipment	0.9
Machinery	0.8
Health Care Providers & Services	0.7
Road & Rail	0.5
Multiline Retail	0.5
Energy Equipment & Services	0.2
Call Options	0.0
Total Investments	102.3%

*	Percentages indicated are based on net assets as of January 31, 2021.
See notes to Schedules of Portfolio Investments.
0

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
COMMON STOCKS (100.8%)
AEROSPACE & DEFENSE (1.9%)
Boeing Co. (The)	800	$ 155,352
General Dynamics Corp.†	400	58,672
Lockheed Martin Corp.	500	160,910
Raytheon Technologies Corp.	3,499	233,488
		608,422
AIR FREIGHT & LOGISTICS (1.4%)
FedEx Corp.	1,000	235,340
United Parcel Service, Inc., Class B	1,500	232,500
		467,840
AUTOMOBILES (2.9%)
Ford Motor Co.(a)	20,000	210,600
General Motors Co.	2,100	106,428
Tesla, Inc.(a)	800	634,824
		951,852
BANKS (4.8%)
Bank of America Corp.	15,000	444,750
Citigroup, Inc.	3,600	208,764
JPMorgan Chase & Co.	4,600	591,882
U.S. Bancorp	4,700	201,395
Wells Fargo & Co.	3,900	116,532
		1,563,323
BEVERAGES (2.7%)
Coca-Cola Co. (The)	8,500	409,275
PepsiCo, Inc.	3,500	477,995
		887,270
BIOTECHNOLOGY (3.1%)
AbbVie, Inc.	2,100	215,208
Amgen, Inc.	1,500	362,145
Biogen, Inc.(a)	800	226,088
Gilead Sciences, Inc.	3,200	209,920
		1,013,361
CAPITAL MARKETS (2.2%)
Bank of New York Mellon Corp. (The)	1,500	59,745
BlackRock, Inc.	500	350,630
	Shares	Value
Goldman Sachs Group, Inc. (The)	400	$ 108,468
Morgan Stanley	3,200	214,560
		733,403
CHEMICALS (1.1%)
Dow, Inc.	2,900	150,510
DuPont de Nemours, Inc.†	2,600	206,570
		357,080
COMMUNICATIONS EQUIPMENT (1.1%)
Cisco Systems, Inc.	8,500	378,930
CONSUMER FINANCE (1.2%)
American Express Co.	1,200	139,512
Capital One Financial Corp.	2,400	250,224
		389,736
DIVERSIFIED FINANCIAL SERVICES (1.9%)
Berkshire Hathaway, Inc., Class B(a)	2,700	615,249
DIVERSIFIED TELECOMMUNICATION SERVICES (2.3%)
AT&T, Inc.	12,500	357,875
Verizon Communications, Inc.	7,000	383,250
		741,125
ELECTRIC UTILITIES (3.7%)
Duke Energy Corp.	4,000	376,000
Exelon Corp.	4,100	170,396
NextEra Energy, Inc.	4,800	388,176
Southern Co. (The)	4,700	276,924
		1,211,496
ELECTRICAL EQUIPMENT (0.9%)
Emerson Electric Co.	3,800	301,530
ENERGY EQUIPMENT & SERVICES (0.2%)
Schlumberger N.V.	2,400	53,304
ENTERTAINMENT (2.3%)
Netflix, Inc.(a)	600	319,434
Walt Disney Co. (The)(a)	2,500	420,425
		739,859

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.4%)
American Tower Corp.	1,200	$ 272,832
Simon Property Group, Inc.†	1,900	176,567
		449,399
FOOD & STAPLES RETAILING (2.2%)
Costco Wholesale Corp.	900	317,187
Walgreens Boots Alliance, Inc.	1,700	85,425
Walmart, Inc.	2,300	323,127
		725,739
FOOD PRODUCTS (1.0%)
Kraft Heinz Co. (The)	3,000	100,530
Mondelez International, Inc., Class A	4,100	227,304
		327,834
HEALTH CARE EQUIPMENT & SUPPLIES (4.7%)
Abbott Laboratories	4,700	580,873
Danaher Corp.	2,300	547,032
Medtronic PLC	3,600	400,788
		1,528,693
HEALTH CARE PROVIDERS & SERVICES (0.7%)
CVS Health Corp.	3,100	222,115
HOTELS, RESTAURANTS & LEISURE (2.2%)
McDonald's Corp.	2,000	415,680
Starbucks Corp.	3,300	319,473
		735,153
HOUSEHOLD PRODUCTS (2.6%)
Colgate-Palmolive Co.	3,200	249,600
Procter & Gamble Co. (The)	4,600	589,766
		839,366
INDUSTRIAL CONGLOMERATES (1.9%)
3M Co.	1,500	263,490
Honeywell International, Inc.	1,900	371,203
		634,693
INSURANCE (1.8%)
Allstate Corp. (The)	2,100	225,078
American International Group, Inc.	3,300	123,552
MetLife, Inc.	5,300	255,195
		603,825
INTERACTIVE MEDIA & SERVICES (6.4%)
Alphabet, Inc., Class A(a)	400	730,944
	Shares	Value
Alphabet, Inc., Class C(a)	300	$ 550,722
Facebook, Inc., Class A(a)	3,100	800,823
		2,082,489
INTERNET & DIRECT MARKETING RETAIL (4.5%)
Amazon.com, Inc.†(a)	400	1,282,480
Booking Holdings, Inc.†(a)	100	194,433
		1,476,913
IT SERVICES (6.9%)
Accenture PLC, Class A	1,600	387,072
International Business Machines Corp.	2,000	238,220
Mastercard, Inc., Class A	1,800	569,322
PayPal Holdings, Inc.(a)	1,900	445,189
Visa, Inc., Class A	3,200	618,400
		2,258,203
MACHINERY (0.8%)
Caterpillar, Inc.	1,400	255,976
MEDIA (2.2%)
Charter Communications, Inc., Class A†(a)	500	303,780
Comcast Corp., Class A	8,500	421,345
		725,125
MULTILINE RETAIL (0.5%)
Target Corp.	1,000	181,170
OIL, GAS & CONSUMABLE FUELS (2.2%)
Chevron Corp.	2,600	221,520
ConocoPhillips	2,400	96,072
Exxon Mobil Corp.	6,000	269,040
Kinder Morgan, Inc.	10,200	143,616
		730,248
PHARMACEUTICALS (1.0%)
Eli Lilly and Co.	1,600	332,752
ROAD & RAIL (0.5%)
Union Pacific Corp.	900	177,723
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.8%)
Intel Corp.	7,000	388,570
NVIDIA Corp.	1,400	727,426
QUALCOMM, Inc.	2,000	312,560
Texas Instruments, Inc.	2,800	463,932
		1,892,488

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

	Shares	Value
SOFTWARE (9.2%)
Adobe, Inc.(a)	1,800	$ 825,786
Microsoft Corp.	6,700	1,554,132
Oracle Corp.	4,500	271,935
salesforce.com, Inc.(a)	1,600	360,896
		3,012,749
SPECIALTY RETAIL (2.9%)
Home Depot, Inc. (The)	2,100	568,722
Lowe’s Cos., Inc.	2,200	367,070
		935,792
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (4.6%)
Apple, Inc.	11,300	1,491,148
TEXTILES, APPAREL & LUXURY GOODS (1.1%)
NIKE, Inc., Class B	2,600	347,334
TOTAL COMMON STOCKS (COST $31,539,836)		32,980,707
PURCHASED OPTIONS (0.0%)
CALL OPTIONS (0.0%)
FedEx Corp. Strike Price $280.00, Expires 2/19/21	5	375
TOTAL PURCHASED OPTIONS (COST $730)		375

	Number of Warrants	Value
WARRANTS (0.0%)
Occidental Petroleum Corp., Exp. 7/6/27, Strike $22.00(a)	500	$ 4,375
TOTAL WARRANTS (COST $—)		4,375

	Shares	Value
MONEY MARKET FUND (1.5%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	475,655	$ 475,655
TOTAL MONEY MARKET FUND (COST $475,655)		475,655
TOTAL INVESTMENTS (COST $32,016,221) 102.3%		33,461,112

Value
WRITTEN CALL OPTIONS -2.2% (PREMIUMS RECEIVED $(623,182))	$ (734,534)
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%	(21,803)
NET ASSETS 100.0%	$ 32,704,775
Securities in this Fund are pledged as collateral for call options written.

†	Security is not pledged as collateral for call options written.
(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2021 is disclosed.

PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Exchange-traded options written as of January 31, 2021 were as follows:
Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
3M Co.	Call	10	$ (175,000)	$ 175.00	3/19/21	$ (7,500)
Abbott Laboratories	Call	45	(517,500)	115.00	2/19/21	(44,550)
AbbVie, Inc.	Call	15	(180,000)	120.00	3/19/21	(990)
Accenture PLC, Class A	Call	15	(412,500)	275.00	4/16/21	(4,763)
Adobe, Inc.	Call	15	(765,000)	510.00	3/19/21	(11,190)
Allstate Corp. (The)	Call	20	(230,000)	115.00	4/16/21	(4,700)
Alphabet, Inc., Class C	Call	2	(180,000)	900.00	2/19/21	(8,800)
Amazon.com, Inc.	Call	2	(116,000)	580.00	2/19/21	(6,315)
American Express Co.	Call	10	(130,000)	130.00	4/16/21	(3,150)
American International Group, Inc.	Call	30	(129,000)	43.00	4/16/21	(3,030)
American Tower Corp.	Call	10	(230,000)	230.00	3/19/21	(8,700)
Amgen, Inc.	Call	10	(250,000)	250.00	3/19/21	(7,700)
Apple, Inc.	Call	100	(1,450,000)	145.00	2/19/21	(16,400)
AT&T, Inc.	Call	100	(300,000)	30.00	3/19/21	(5,800)
Bank of America Corp.	Call	125	(400,000)	32.00	2/19/21	(3,500)
Bank of New York Mellon Corp. (The)	Call	15	(67,500)	45.00	6/18/21	(2,025)
Berkshire Hathaway, Inc., Class B	Call	25	(612,500)	245.00	3/19/21	(6,125)
Biogen, Inc.	Call	5	(137,500)	275.00	2/19/21	(8,700)
BlackRock, Inc.	Call	3	(222,000)	740.00	3/19/21	(4,785)
Boeing Co. (The)	Call	5	(112,500)	225.00	3/19/21	(2,475)
Capital One Financial Corp.	Call	20	(195,000)	97.50	2/19/21	(18,000)
Caterpillar, Inc.	Call	10	(190,000)	190.00	2/19/21	(3,600)
Charter Communications, Inc., Class A	Call	5	(337,500)	675.00	3/19/21	(3,800)
Chevron Corp.	Call	20	(185,000)	92.50	2/19/21	(1,420)
Cisco Systems, Inc.	Call	75	(360,000)	48.00	4/16/21	(9,000)
Citigroup, Inc.	Call	30	(195,000)	65.00	3/19/21	(3,450)
Coca-Cola Co. (The)	Call	80	(420,000)	52.50	3/19/21	(3,760)
Colgate-Palmolive Co.	Call	30	(270,000)	90.00	5/21/21	(1,260)
Comcast Corp., Class A	Call	75	(337,500)	45.00	2/19/21	(38,437)
ConocoPhillips	Call	20	(100,000)	50.00	5/21/21	(2,900)
Costco Wholesale Corp.	Call	5	(190,000)	380.00	3/19/21	(2,400)
CVS Health Corp.	Call	30	(240,000)	80.00	3/19/21	(3,555)
Danaher Corp.	Call	20	(480,000)	240.00	3/19/21	(20,760)
Dow, Inc.	Call	25	(150,000)	60.00	3/19/21	(1,225)
Duke Energy Corp.	Call	35	(323,750)	92.50	4/16/21	(15,540)
Eli Lilly and Co.	Call	10	(185,000)	185.00	3/19/21	(26,100)
Emerson Electric Co.	Call	35	(297,500)	85.00	3/19/21	(6,230)
Exelon Corp.	Call	20	(88,000)	44.00	2/19/21	(26,800)
Exelon Corp.	Call	35	(154,000)	44.00	4/16/21	(3,675)
Exxon Mobil Corp.	Call	40	(180,000)	45.00	2/19/21	(6,300)
Facebook, Inc., Class A	Call	25	(700,000)	280.00	2/19/21	(8,250)
FedEx Corp.	Call	10	(270,000)	270.00	4/16/21	(6,750)
Ford Motor Co.	Call	175	(175,000)	10.00	2/19/21	(15,750)
General Motors Co.	Call	15	(82,500)	55.00	3/19/21	(4,680)
Gilead Sciences, Inc.	Call	25	(162,500)	65.00	2/19/21	(6,625)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Goldman Sachs Group, Inc. (The)	Call	2	$ (62,000)	$ 310.00	4/16/21	$ (986)
Home Depot, Inc. (The)	Call	20	(560,000)	280.00	2/19/21	(8,760)
Honeywell International, Inc.	Call	15	(330,000)	220.00	3/19/21	(2,040)
Intel Corp.	Call	65	(325,000)	50.00	2/19/21	(38,415)
International Business Machines Corp.	Call	15	(187,500)	125.00	3/19/21	(3,315)
JPMorgan Chase & Co.	Call	40	(560,000)	140.00	3/19/21	(9,040)
Kinder Morgan, Inc.	Call	80	(120,000)	15.00	2/19/21	(1,440)
Kraft Heinz Co. (The)	Call	30	(105,000)	35.00	4/16/21	(4,260)
Lockheed Martin Corp.	Call	3	(106,500)	355.00	3/19/21	(900)
Lowe’s Cos., Inc.	Call	20	(350,000)	175.00	3/19/21	(11,400)
Mastercard, Inc., Class A	Call	15	(525,000)	350.00	4/16/21	(11,850)
McDonald's Corp.	Call	15	(330,000)	220.00	2/19/21	(2,130)
Medtronic PLC	Call	30	(360,000)	120.00	5/21/21	(10,425)
MetLife, Inc.	Call	40	(190,000)	47.50	2/19/21	(7,640)
Microsoft Corp.	Call	60	(1,380,000)	230.00	2/19/21	(48,420)
Mondelez International, Inc., Class A	Call	35	(210,000)	60.00	3/19/21	(1,750)
Morgan Stanley	Call	25	(175,000)	70.00	2/19/21	(3,263)
Netflix, Inc.	Call	3	(172,500)	575.00	3/19/21	(4,770)
NextEra Energy, Inc.	Call	40	(320,000)	80.00	3/19/21	(16,200)
NIKE, Inc., Class B	Call	20	(280,000)	140.00	4/16/21	(11,800)
NVIDIA Corp.	Call	10	(580,000)	580.00	2/19/21	(5,450)
Oracle Corp.	Call	40	(260,000)	65.00	3/19/21	(5,240)
PayPal Holdings, Inc.	Call	15	(405,000)	270.00	2/19/21	(4,650)
PepsiCo, Inc.	Call	30	(450,000)	150.00	3/19/21	(2,520)
Procter & Gamble Co. (The)	Call	40	(560,000)	140.00	4/16/21	(6,200)
Procter & Gamble Co. (The)	Call	15	(150,000)	100.00	3/19/21	(6,675)
QUALCOMM, Inc.	Call	15	(255,000)	170.00	3/19/21	(8,325)
Raytheon Technologies Corp.	Call	30	(225,000)	75.00	5/21/21	(6,870)
salesforce.com, Inc.	Call	10	(240,000)	240.00	2/19/21	(3,100)
Schlumberger Ltd.	Call	20	(60,000)	30.00	5/21/21	(1,400)
Southern Co. (The)	Call	40	(260,000)	65.00	5/21/21	(3,440)
Starbucks Corp.	Call	30	(330,000)	110.00	4/16/21	(4,020)
Target Corp.	Call	10	(195,000)	195.00	4/16/21	(5,850)
Tesla, Inc.	Call	5	(400,000)	800.00	2/19/21	(24,875)
Texas Instruments, Inc.	Call	25	(450,000)	180.00	4/16/21	(9,750)
U.S. Bancorp	Call	40	(190,000)	47.50	4/16/21	(4,120)
Union Pacific Corp.	Call	5	(105,000)	210.00	3/19/21	(1,825)
United Parcel Service, Inc., Class B	Call	10	(175,000)	175.00	2/19/21	(1,560)
Verizon Communications, Inc.	Call	60	(360,000)	60.00	4/16/21	(3,060)
Visa, Inc., Class A	Call	30	(645,000)	215.00	3/19/21	(7,680)
Walgreens Boots Alliance, Inc.	Call	10	(52,500)	52.50	4/16/21	(3,100)
Walmart, Inc.	Call	15	(240,000)	160.00	4/16/21	(3,000)
Walt Disney Co. (The)	Call	20	(370,000)	185.00	3/19/21	(9,000)
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD COVERED CALL INCOME FUND

Description	Type	Number of Contracts	Notional Amount*	Exercise Price	Expiration Date	Value
Wells Fargo & Co.	Call	35	$ (122,500)	$ 35.00	4/16/21	$ (2,555)
Total (Premiums received $623,182)						$ (734,534)

*	Notional amount is expressed as the number of contracts multiplied by the strike price multiplied by 100.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

The table below sets forth the diversification of the Steward Global Equity Income Fund investments by Country.

Country Diversification	Percent*
United States	61.6%
Canada	14.0
Taiwan	6.7
Ireland (Republic of)	3.5
United Kingdom	3.2
Republic of Korea (South)	2.8
India	2.4
Brazil	1.6
Japan	1.5
Switzerland	1.3
Belgium	1.1
Total Investments	99.7%

*	Percentages indicated are based on net assets as of January 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
COMMON STOCKS (98.5%)
AEROSPACE & DEFENSE (0.8%)
General Dynamics Corp.	17,270	$ 2,533,163
AIR FREIGHT & LOGISTICS (1.7%)
United Parcel Service, Inc., Class B	34,460	5,341,300
AUTO COMPONENTS (1.1%)
BorgWarner, Inc.	83,740	3,516,243
BANKS (12.6%)
Banco Santander Brasil SA, ADR(a)	690,970	4,988,803
Bank of Nova Scotia (The)	62,730	3,342,882
Canadian Imperial Bank of Commerce	45,340	3,862,061
Huntington Bancshares, Inc.	232,610	3,076,267
KB Financial Group, Inc., ADR	117,720	4,268,527
People's United Financial, Inc.	150,810	2,060,065
Royal Bank of Canada	48,770	3,944,030
Shinhan Financial Group Co. Ltd., ADR	164,270	4,545,351
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	767,010	4,763,132
Toronto-Dominion Bank (The)	89,860	5,085,178
		39,936,296
BEVERAGES (1.9%)
PepsiCo, Inc.	45,290	6,185,255
BIOTECHNOLOGY (3.6%)
AbbVie, Inc.	46,190	4,733,551
Amgen, Inc.	27,760	6,702,097
		11,435,648
COMMUNICATIONS EQUIPMENT (1.6%)
Cisco Systems, Inc.	114,220	5,091,928
CONSTRUCTION MATERIALS (1.6%)
CRH PLC, Sponsored ADR	124,350	5,115,759
DIVERSIFIED TELECOMMUNICATION SERVICES (3.4%)
BCE, Inc.	107,640	4,563,936
TELUS Corp.	297,480	6,137,012
		10,700,948
ELECTRIC UTILITIES (1.3%)
Duke Energy Corp.	45,400	4,267,600
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (1.1%)
National Instruments Corp.	84,080	3,480,912
	Shares	Value
ENTERTAINMENT (1.8%)
NetEase, Inc., ADR	49,580	$ 5,701,204
EQUITY REAL ESTATE INVESTMENT TRUSTS (2.2%)
Medical Properties Trust, Inc.	149,770	3,161,645
Physicians Realty Trust	212,200	3,741,086
		6,902,731
FOOD PRODUCTS (2.0%)
General Mills, Inc.	52,250	3,035,725
Kellogg Co.	56,290	3,317,733
		6,353,458
HEALTH CARE EQUIPMENT & SUPPLIES (1.9%)
Medtronic PLC	53,990	6,010,707
HEALTH CARE PROVIDERS & SERVICES (3.8%)
Encompass Health Corp.	64,820	5,211,528
Quest Diagnostics, Inc.	53,910	6,962,476
		12,174,004
HOTELS, RESTAURANTS & LEISURE (2.4%)
McDonald's Corp.	36,560	7,598,630
HOUSEHOLD DURABLES (3.0%)
Garmin Ltd.	36,490	4,191,241
Leggett & Platt, Inc.	60,240	2,469,840
Whirlpool Corp.	15,000	2,776,350
		9,437,431
INDUSTRIAL CONGLOMERATES (1.3%)
3M Co.	22,680	3,983,969
IT SERVICES (5.5%)
Amdocs Ltd.	60,070	4,242,143
Infosys Ltd., Sponsored ADR	454,120	7,665,546
Paychex, Inc.	62,350	5,444,402
		17,352,091
MACHINERY (3.3%)
Cummins, Inc.	28,160	6,601,267
Snap-on, Inc.	21,560	3,880,584
		10,481,851
MEDIA (5.3%)
Comcast Corp., Class A	132,920	6,588,845

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD GLOBAL EQUITY INCOME FUND

	Shares	Value
Interpublic Group of Cos., Inc. (The)	156,290	$ 3,761,900
ViacomCBS, Inc., Class B	135,300	6,562,050
		16,912,795
MULTI-UTILITIES (2.0%)
Algonquin Power & Utilities Corp.	388,870	6,463,019
OIL, GAS & CONSUMABLE FUELS (3.3%)
Euronav N.V.	429,840	3,395,736
Pembina Pipeline Corp.	163,770	4,307,151
TC Energy Corp.	66,630	2,860,426
		10,563,313
PERSONAL PRODUCTS (1.9%)
Unilever PLC, Sponsored ADR	103,910	6,062,109
PHARMACEUTICALS (3.0%)
Eli Lilly and Co.	45,030	9,364,889
PROFESSIONAL SERVICES (1.3%)
RELX PLC, Sponsored ADR	163,580	4,060,056
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (15.2%)
Analog Devices, Inc.	43,940	6,473,680
Intel Corp.	109,610	6,084,451
QUALCOMM, Inc.	40,810	6,377,787
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	95,640	11,622,173
Texas Instruments, Inc.	48,550	8,044,250
United Microelectronics Corp., Sponsored ADR	1,058,610	9,580,420
		48,182,761
SOFTWARE (2.4%)
Open Text Corp.	85,390	3,824,618
Oracle Corp.	62,850	3,798,026
		7,622,644
	Shares	Value
SPECIALTY RETAIL (2.3%)
Best Buy Co., Inc.	25,600	$ 2,785,792
Home Depot, Inc. (The)	16,140	4,371,035
		7,156,827
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (3.9%)
HP, Inc.	228,230	5,555,118
NetApp, Inc.	101,270	6,728,379
		12,283,497
TOTAL COMMON STOCKS (COST $246,282,904)		312,273,038
MONEY MARKET FUND (1.2%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	3,661,667	3,661,667
TOTAL MONEY MARKET FUND (COST $3,661,667)		3,661,667
TOTAL INVESTMENTS (COST $249,944,571) 99.7%		315,934,705
OTHER ASSETS IN EXCESS OF LIABILITIES 0.3%		968,737
NET ASSETS 100.0%		$ 316,903,442

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2021 is disclosed.

ADR — American Depositary Receipt
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward International Enhanced Index Fund investments by Country.

Country Diversification	Percent*
Canada	27.5%
United Kingdom	14.9
United States	9.9
Netherlands	8.0
Taiwan	6.4
Japan	6.0
Switzerland	4.0
Brazil	3.7
Germany	3.0
India	2.7
Australia	2.5
France	2.1
Republic of Korea (South)	1.4
Spain	1.2
Mexico	1.1
Ireland (Republic of)	1.0
China	0.9
Denmark	0.6
Sweden	0.6
Chile	0.5
Italy	0.4
Finland	0.4
Norway	0.3
Jersey	0.2
South Africa	0.2
Indonesia	0.2
Belgium	0.1
Colombia	0.1
Total Investments	99.9%

*	Percentages indicated are based on net assets as of January 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (97.3%)
AIR FREIGHT & LOGISTICS (0.3%)
ZTO Express Cayman, Inc., ADR	14,390	$ 476,021
AIRLINES (0.2%)
Ryanair Holdings PLC, Sponsored ADR(a)	3,218	305,935
AUTO COMPONENTS (0.4%)
Magna International, Inc., ADR	10,400	730,600
AUTOMOBILES (2.2%)
Ferrari N.V.	4,640	965,955
Honda Motor Co. Ltd., Sponsored ADR	52,620	1,393,378
NIO, Inc., ADR(a)	15,370	876,090
Stellantis N.V.	27,660	421,262
		3,656,685
BANKS (16.0%)
Banco Bilbao Vizcaya Argentaria SA, Sponsored ADR	130,110	595,904
Banco de Chile, ADR	9,779	200,763
Banco Santander Chile, ADR	5,574	112,539
Banco Santander SA, Sponsored ADR(a)	310,085	908,549
Bank of Montreal	20,130	1,495,860
Bank of Nova Scotia (The)	37,050	1,974,394
Barclays PLC, Sponsored ADR(a)	75,389	548,832
Canadian Imperial Bank of Commerce	15,690	1,336,474
Credicorp Ltd.	2,537	381,387
HDFC Bank Ltd., ADR(a)	21,300	1,535,730
HSBC Holdings PLC, Sponsored ADR(a)	107,751	2,817,689
ICICI Bank Ltd., Sponsored ADR(a)	41,800	631,180
ING Groep N.V., Sponsored ADR(a)	83,780	738,940
KB Financial Group, Inc., ADR	16,780	608,443
Lloyds Banking Group PLC, ADR(a)	305,785	544,297
Mitsubishi UFJ Financial Group, Inc., Sponsored ADR	297,360	1,355,962
Mizuho Financial Group, Inc., ADR	239,140	643,287
Natwest Group PLC, Sponsored ADR(a)	33,078	131,650
Royal Bank of Canada	46,860	3,789,568
Shinhan Financial Group Co. Ltd., ADR	20,370	563,638
Sumitomo Mitsui Financial Group, Inc., Sponsored ADR	173,710	1,078,739
Toronto-Dominion Bank (The)	53,530	3,029,263
Westpac Banking Corp., Sponsored ADR	88,585	1,420,903
		26,443,991
BEVERAGES (0.4%)
Fomento Economico Mexicano SAB de CV, Sponsored ADR	10,600	721,330
	Shares	Value
BIOTECHNOLOGY (1.4%)
Argenx SE, ADR(a)	2,330	$ 682,737
BeiGene Ltd., ADR(a)	1,140	364,800
Galapagos N.V., Sponsored ADR(a)	2,250	234,675
Genmab A/S, Sponsored ADR(a)	26,680	1,058,662
		2,340,874
CAPITAL MARKETS (2.7%)
Brookfield Asset Management, Inc., Class A	36,767	1,428,030
Credit Suisse Group, Sponsored ADR	52,549	685,765
Deutsche Bank AG(a)	46,370	469,264
Nomura Holdings, Inc., Sponsored ADR	75,430	404,305
UBS Group AG	103,500	1,489,365
		4,476,729
CHEMICALS (0.5%)
Nutrien Ltd.	17,873	878,815
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Waste Connections, Inc.	15,690	1,545,622
COMMUNICATIONS EQUIPMENT (1.0%)
Nokia Oyj, Sponsored ADR(a)	130,990	597,314
Telefonaktiebolaget LM Ericsson, Sponsored ADR	83,330	1,039,125
		1,636,439
CONSTRUCTION MATERIALS (1.0%)
CEMEX SAB de CV, Sponsored ADR(a)	55,045	315,408
CRH PLC, Sponsored ADR	22,920	942,929
James Hardie Industries PLC, Sponsored ADR(a)	12,070	336,873
		1,595,210
DIVERSIFIED CONSUMER SERVICES (0.7%)
GSX Techedu, Inc., ADR(a)	1,220	128,112
New Oriental Education & Technology Group Inc., Sponsored ADR(a)	2,640	442,200
TAL Education Group, ADR(a)	6,730	517,403
		1,087,715
DIVERSIFIED FINANCIAL SERVICES (0.4%)
ORIX Corp., Sponsored ADR	8,700	704,091
DIVERSIFIED TELECOMMUNICATION SERVICES (3.8%)
BCE, Inc.	45,525	1,930,260
Chunghwa Telecom Co. Ltd., Sponsored ADR	36,545	1,414,291
Orange SA, Sponsored ADR	66,020	775,735
Telefonica SA, Sponsored ADR(a)	97,653	423,814

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Telkom Indonesia Persero Tbk PT, ADR	14,830	$ 333,823
TELUS Corp.	66,420	1,370,245
		6,248,168
ELECTRIC UTILITIES (0.9%)
Enel Americas SA, ADR	37,710	282,448
Enel Chile SA, ADR	14,260	52,477
Fortis, Inc.	28,600	1,156,298
		1,491,223
ELECTRICAL EQUIPMENT (1.2%)
ABB Ltd., Sponsored ADR	66,380	1,958,874
ENTERTAINMENT (1.1%)
Bilibili, Inc., Sponsored ADR(a)	2,680	305,225
iQIYI, Inc., ADR(a)	7,300	159,505
NetEase, Inc., ADR	8,265	950,393
Tencent Music Entertainment Group, ADR(a)	14,840	394,744
		1,809,867
FOOD PRODUCTS (0.1%)
BRF SA, ADR(a)	30,790	121,005
HEALTH CARE EQUIPMENT & SUPPLIES (2.7%)
Alcon, Inc.(a)	20,870	1,496,588
Koninklijke Philips N.V., Sponsored NYS(a)	39,595	2,149,612
Smith & Nephew PLC, Sponsored ADR	19,530	825,338
		4,471,538
HEALTH CARE PROVIDERS & SERVICES (0.5%)
Fresenius Medical Care AG & Co. KGaA, ADR	22,430	903,256
HOTELS, RESTAURANTS & LEISURE (0.4%)
InterContinental Hotels Group PLC, ADR(a)	2,973	183,048
Restaurant Brands International, Inc.	8,655	499,393
		682,441
HOUSEHOLD DURABLES (2.0%)
Sony Corp., Sponsored ADR	34,950	3,345,064
INSURANCE (2.5%)
Aegon N.V., Sponsored NYS	32,878	134,471
China Life Insurance Co. Ltd., ADR	76,810	817,259
Manulife Financial Corp.	57,000	1,030,560
Prudential PLC, ADR	33,530	1,070,948
Sun Life Financial, Inc.	21,720	1,004,767
		4,058,005
	Shares	Value
INTERACTIVE MEDIA & SERVICES (0.7%)
Baidu, Inc., Sponsored ADR(a)	4,713	$ 1,107,649
INTERNET & DIRECT MARKETING RETAIL (4.7%)
Alibaba Group Holding Ltd., Sponsored ADR(a)	19,660	4,990,298
JD.com, Inc., ADR(a)	14,760	1,309,064
Pinduoduo, Inc., ADR(a)	5,460	904,777
Trip.com Group Ltd., ADR(a)	9,570	304,613
Vipshop Holdings Ltd., ADR(a)	9,150	250,893
		7,759,645
IT SERVICES (3.6%)
CGI, Inc.(a)	10,330	826,917
GDS Holdings Ltd., ADR(a)	2,360	244,402
Infosys Ltd., Sponsored ADR	82,650	1,395,132
Pagseguro Digital Ltd., Class A(a)	3,360	164,472
Shopify, Inc., Class A(a)	2,660	2,922,249
Wipro Ltd., ADR	56,023	344,541
		5,897,713
LIFE SCIENCES TOOLS & SERVICES (0.5%)
QIAGEN N.V.(a)	15,624	846,040
MACHINERY (0.1%)
CNH Industrial N.V.(a)	18,220	232,305
MEDIA (0.8%)
Grupo Televisa SAB, Sponsored ADR(a)	14,980	112,500
Pearson PLC, Sponsored ADR	22,230	245,642
Shaw Communications, Inc., Class B	31,180	534,113
WPP PLC, Sponsored ADR	6,810	353,711
		1,245,966
METALS & MINING (8.6%)
Agnico-Eagle Mines Ltd.	8,380	585,343
AngloGold Ashanti Ltd., Sponsored ADR	7,390	173,369
ArcelorMittal SA, Sponsored NYS(a)	12,923	279,008
Barrick Gold Corp., ADR	53,503	1,196,862
BHP Group Ltd., Sponsored ADR	39,480	2,636,474
BHP Group PLC, ADR	28,560	1,559,947
Franco Nevada Corp.	8,440	1,007,145
Gold Fields Ltd., Sponsored ADR	12,570	117,278
Kinross Gold Corp.	28,810	201,094
Kirkland Lake Gold Ltd.	7,460	286,613
POSCO, Sponsored ADR	13,570	743,500
Rio Tinto PLC, Sponsored ADR	29,462	2,251,486
Sibanye Stillwater Ltd., ADR	4,220	62,751

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
Southern Copper Corp.	3,023	$ 200,758
Teck Resources Ltd., Class B	5,233	95,659
Vale SA, Sponsored ADR	134,930	2,179,120
Wheaton Precious Metals Corp.	15,380	631,657
		14,208,064
MULTI-UTILITIES (1.5%)
Algonquin Power & Utilities Corp.	41,230	685,242
National Grid PLC, Sponsored ADR	29,659	1,722,595
		2,407,837
OIL, GAS & CONSUMABLE FUELS (9.5%)
BP PLC, Sponsored ADR	78,282	1,739,426
Cameco Corp.	13,390	166,304
Canadian Natural Resources, Ltd.	25,070	566,081
Cenovus Energy, Inc.	15,050	88,946
China Petroleum & Chemical Corp., ADR	15,096	715,852
Ecopetrol SA, Sponsored ADR	6,810	77,498
Enbridge, Inc.	64,080	2,153,088
Eni S.p.A., Sponsored ADR	30,250	609,537
Equinor ASA, Sponsored ADR	28,377	503,124
Imperial Oil Ltd.	4,170	79,313
Pembina Pipeline Corp.	9,410	247,483
Petroleo Brasileiro SA, Sponsored ADR	65,590	659,179
Royal Dutch Shell PLC, Class A, Sponsored ADR	48,535	1,790,456
Royal Dutch Shell PLC, Class B, Sponsored ADR	44,230	1,543,185
Suncor Energy, Inc.	35,148	588,026
TC Energy Corp.	33,270	1,428,281
TOTAL SE, Sponsored ADR	62,120	2,614,010
Ultrapar Participacoes SA, Sponsored ADR	29,720	118,583
		15,688,372
PAPER & FOREST PRODUCTS (0.1%)
Suzano SA, Sponsored ADR(a)	11,560	130,975
PERSONAL PRODUCTS (3.1%)
Natura & Co. Holding SA, ADR(a)	15,370	273,740
Unilever PLC, Sponsored ADR	82,294	4,801,032
		5,074,772
PHARMACEUTICALS (0.6%)
Bausch Health Cos., Inc.(a)	12,258	312,579
Dr. Reddy's Laboratories Ltd., ADR	10,060	616,477
		929,056
	Shares	Value
PROFESSIONAL SERVICES (1.8%)
RELX PLC, Sponsored ADR	70,513	$ 1,750,133
Thomson Reuters Corp.	15,344	1,251,303
		3,001,436
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
KE Holdings, Inc.(a)	3,410	201,531
ROAD & RAIL (2.8%)
Canadian National Railway Co.	27,340	2,765,988
Canadian Pacific Railway, Ltd.	5,260	1,768,517
		4,534,505
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (9.8%)
ASE Industrial Holding Co. Ltd., ADR	55,075	366,800
ASML Holding N.V., Sponsored NYS	11,637	6,216,020
STMicroelectronics N.V., Sponsored NYS	21,250	848,937
Taiwan Semiconductor Manufacturing Co. Ltd., Sponsored ADR	64,600	7,850,192
United Microelectronics Corp., Sponsored ADR	97,750	884,637
		16,166,586
SOFTWARE (2.7%)
Open Text Corp.	20,840	933,424
SAP SE, Sponsored ADR	28,130	3,550,006
		4,483,430
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.1%)
Canon, Inc., Sponsored ADR	41,310	912,951
Logitech International SA	8,700	912,804
		1,825,755
TEXTILES, APPAREL & LUXURY GOODS (0.1%)
Gildan Activewear, Inc.	3,590	89,463
WIRELESS TELECOMMUNICATION SERVICES (1.8%)
America Movil SAB de CV, Class L, Sponsored ADR	57,060	753,763
Rogers Communications, Inc., Class B	17,270	778,531
SK Telecom Co. Ltd., Sponsored ADR	14,160	342,106
Vodafone Group PLC, Sponsored ADR	65,639	1,125,709
		3,000,109
TOTAL COMMON STOCKS (COST $145,026,317)		160,520,707

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD INTERNATIONAL ENHANCED INDEX FUND

	Shares	Value
MASTER LIMITED PARTNERSHIPS (0.3%)
MULTI-UTILITIES (0.3%)
Brookfield Infrastructure Partners LP	10,100	$ 526,917
TOTAL MASTER LIMITED PARTNERSHIPS (COST $472,221)		526,917
MONEY MARKET FUND (0.5%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	868,085	868,084
TOTAL MONEY MARKET FUND (COST $868,085)		868,084
PREFERRED STOCKS (1.8%)
BANKS (1.2%)
Banco Bradesco SA, ADR, 5.13%(c)	181,065	822,035
Bancolombia SA, Sponsored ADR, 4.18%(c)	2,090	73,547
Itau Unibanco Holding SA, Sponsored ADR, 0.78%(c)	197,327	1,030,047
		1,925,629
CHEMICALS (0.1%)
Sociedad Quimica y Minera de Chile SA, Sponsored ADR, 1.87%(c)	4,080	207,835
METALS & MINING (0.0%)
Gerdau SA, Sponsored ADR, 2.16%(c)	7,250	30,740
	Shares	Value
OIL, GAS & CONSUMABLE FUELS (0.5%)
Petroleo Brasileiro SA, Sponsored ADR, 0.00%(c)(d)	76,930	$ 752,376
TOTAL PREFERRED STOCKS (COST $3,155,141)		2,916,580
TOTAL INVESTMENTS (COST $149,521,764) 99.9%		164,832,288
OTHER ASSETS IN EXCESS OF LIABILITIES 0.1%		172,517
NET ASSETS 100.0%		$ 165,004,805

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2021 is disclosed.
(c)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(d)	Current yield is less than 0.01%.

ADR — American Depositary Receipt
LP — Limited Partnership
NYS — New York Shares
PLC — Public Limited Company

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Large Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Software	10.7%
Semiconductors & Semiconductor Equipment	8.0
Health Care Equipment & Supplies	6.1
Technology Hardware, Storage & Peripherals	5.3
Internet & Direct Marketing Retail	4.9
Interactive Media & Services	4.5
Banks	4.2
IT Services	4.0
Capital Markets	3.4
Insurance	2.9
Automobiles	2.6
Health Care Providers & Services	2.5
Oil, Gas & Consumable Fuels	2.1
Chemicals	2.1
Life Sciences Tools & Services	2.0
Entertainment	1.9
Specialty Retail	1.9
Hotels, Restaurants & Leisure	1.7
Equity Real Estate Investment Trusts	1.6
Media	1.5
Pharmaceuticals	1.5
Food & Staples Retailing	1.4
Biotechnology	1.4
Electric Utilities	1.4
Food Products	1.3
Beverages	1.3
Diversified Telecommunication Services	1.2
Household Products	1.2
Diversified Financial Services	1.1
Aerospace & Defense	1.1
Machinery	1.0
Road & Rail	1.0
Communications Equipment	0.9
Commercial Services & Supplies	0.9
Industry Diversification	Percent*
Money Market Fund	0.8%
Multi-Utilities	0.7
Multiline Retail	0.7
Trading Companies & Distributors	0.6
Distributors	0.6
Industrial Conglomerates	0.6
Consumer Finance	0.5
Textiles, Apparel & Luxury Goods	0.5
Professional Services	0.5
Household Durables	0.4
Electronic Equipment, Instruments & Components	0.4
Air Freight & Logistics	0.4
Building Products	0.4
Containers & Packaging	0.4
Energy Equipment & Services	0.3
Electrical Equipment	0.3
Metals & Mining	0.3
Airlines	0.2
Wireless Telecommunication Services	0.2
Auto Components	0.1
Real Estate Management & Development	0.1
Independent Power and Renewable Electricity Producers	0.1
Health Care Technology	0.1
Water Utilities	0.1
Personal Products	0.1
Construction Materials	0.1
Gas Utilities	0.0
Construction & Engineering	0.0
Leisure Products	0.0
Total Investments	100.1%

*	Percentages indicated are based on net assets as of January 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (99.3%)
AEROSPACE & DEFENSE (1.1%)
Boeing Co. (The)	4,354	$ 845,503
General Dynamics Corp.	3,214	471,430
Howmet Aerospace, Inc.	7,173	176,312
Huntington Ingalls Industries, Inc.	1,822	286,655
L3Harris Technologies, Inc.	2,038	349,538
Lockheed Martin Corp.	2,489	801,010
Northrop Grumman Corp.	1,477	423,323
Raytheon Technologies Corp.	14,011	934,954
Teledyne Technologies, Inc.(a)	210	74,972
Textron, Inc.	7,580	343,071
TransDigm Group, Inc.(a)	318	175,943
		4,882,711
AIR FREIGHT & LOGISTICS (0.4%)
C.H. Robinson Worldwide, Inc.	1,190	101,816
Expeditors International of Washington, Inc.	2,100	187,992
FedEx Corp.	1,976	465,032
United Parcel Service, Inc., Class B	6,240	967,200
		1,722,040
AIRLINES (0.2%)
Alaska Air Group, Inc.	990	48,342
American Airlines Group, Inc.	13,620	233,855
Delta Air Lines, Inc.	6,300	239,148
Southwest Airlines Co.	6,090	267,594
United Airlines Holdings, Inc.(a)	1,130	45,189
		834,128
AUTO COMPONENTS (0.1%)
Aptiv PLC	1,920	256,512
BorgWarner, Inc.	8,930	374,971
		631,483
AUTOMOBILES (2.6%)
Ford Motor Co.(a)	139,730	1,471,357
General Motors Co.	21,790	1,104,317
Tesla, Inc.(a)	11,210	8,895,471
		11,471,145
BANKS (4.2%)
Bank of America Corp.	81,579	2,418,817
Citigroup, Inc.	23,140	1,341,889
Citizens Financial Group, Inc.	17,070	622,031
Comerica, Inc.	5,580	319,176
Fifth Third Bancorp	20,670	597,983
First Republic Bank	1,410	204,436
	Shares	Value
Huntington Bancshares, Inc.	24,180	$ 319,780
JPMorgan Chase & Co.	26,814	3,450,157
KeyCorp	34,230	577,118
M&T Bank Corp.	3,570	472,918
People's United Financial, Inc.	27,500	375,650
PNC Financial Services Group, Inc. (The)	4,864	698,081
Regions Financial Corp.	45,392	772,118
SVB Financial Group(a)	7,047	3,085,036
Truist Financial Corp.	15,387	738,268
U.S. Bancorp	13,810	591,758
Wells Fargo & Co.	41,778	1,248,327
Zions Bancorp	7,320	323,105
		18,156,648
BEVERAGES (1.3%)
Coca-Cola Co. (The)	40,470	1,948,630
Monster Beverage Corp.(a)	20,090	1,744,415
PepsiCo, Inc.	13,781	1,882,071
		5,575,116
BIOTECHNOLOGY (1.4%)
AbbVie, Inc.	17,970	1,841,566
Alexion Pharmaceuticals, Inc.(a)	3,351	513,809
Amgen, Inc.	6,908	1,667,798
Biogen, Inc.(a)	2,074	586,133
Gilead Sciences, Inc.	16,420	1,077,152
Incyte Corp.(a)	4,970	446,058
		6,132,516
BUILDING PRODUCTS (0.4%)
A.O. Smith Corp.	1,680	91,224
Allegion PLC	753	80,579
Carrier Global Corp.	7,796	300,146
Fortune Brands Home & Security, Inc.	1,640	141,450
Johnson Controls International PLC	10,281	512,199
Masco Corp.	4,470	242,766
Trane Technologies PLC	2,360	338,306
		1,706,670
CAPITAL MARKETS (3.4%)
Ameriprise Financial, Inc.	956	189,164
Bank of New York Mellon Corp. (The)	15,191	605,057
BlackRock, Inc.	1,396	978,959
Cboe Global Markets, Inc.	1,920	176,122
Charles Schwab Corp. (The)	13,860	714,344
CME Group, Inc.	3,560	646,994
Franklin Resources, Inc.	16,880	443,775
Goldman Sachs Group, Inc. (The)	4,182	1,134,033

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Intercontinental Exchange, Inc.	5,775	$ 637,271
Invesco Ltd.	38,570	794,156
MarketAxess Holdings, Inc.	3,490	1,887,252
Moody's Corp.	1,638	436,134
Morgan Stanley	16,786	1,125,501
MSCI, Inc.	5,032	1,989,150
Nasdaq, Inc.	1,540	208,316
Northern Trust Corp.	2,040	181,948
Raymond James Financial, Inc.	3,130	312,781
S&P Global, Inc.	5,305	1,681,685
State Street Corp.	6,767	473,690
T. Rowe Price Group, Inc.	2,220	347,386
		14,963,718
CHEMICALS (2.1%)
Air Products and Chemicals, Inc.	1,973	526,317
Albemarle Corp.	13,400	2,179,644
CF Industries Holdings, Inc.	2,570	106,347
Corteva, Inc.	13,525	539,107
Dow, Inc.	6,652	345,239
DuPont de Nemours, Inc.	8,045	639,175
Eastman Chemical Co.	1,270	124,905
Ecolab, Inc.	2,246	459,329
FMC Corp.	15,050	1,629,764
International Flavors & Fragrances, Inc.	1,050	117,999
Linde PLC	4,613	1,132,030
LyondellBasell Industries N.V., Class A	1,690	144,934
Mosaic Co. (The)	16,130	418,735
PPG Industries, Inc.	2,398	323,035
Sherwin-Williams Co. (The)	771	533,378
		9,219,938
COMMERCIAL SERVICES & SUPPLIES (0.9%)
Cintas Corp.	674	214,413
Copart, Inc.(a)	13,360	1,466,260
Republic Services, Inc.	3,056	276,629
Rollins, Inc.	39,765	1,432,335
Waste Management, Inc.	4,140	460,865
		3,850,502
COMMUNICATIONS EQUIPMENT (0.9%)
Arista Networks, Inc.(a)	5,191	1,596,544
Cisco Systems, Inc.	41,620	1,855,419
F5 Networks, Inc.(a)	560	109,732
Juniper Networks, Inc.	6,190	151,160
Motorola Solutions, Inc.	1,531	256,519
		3,969,374
	Shares	Value
CONSTRUCTION & ENGINEERING (0.0%)
Jacobs Engineering Group, Inc.	1,060	$ 107,018
Quanta Services, Inc.	1,190	83,859
		190,877
CONSTRUCTION MATERIALS (0.1%)
Martin Marietta Materials, Inc.	516	148,304
Vulcan Materials Co.	1,643	245,037
		393,341
CONSUMER FINANCE (0.5%)
American Express Co.	5,850	680,121
Capital One Financial Corp.	7,818	815,105
Discover Financial Services	2,500	208,850
Synchrony Financial	11,180	376,207
		2,080,283
CONTAINERS & PACKAGING (0.4%)
Avery Dennison Corp.	1,060	159,922
Ball Corp.	3,960	348,559
International Paper Co.	10,810	543,851
Packaging Corp. of America	1,130	151,940
Sealed Air Corp.	1,390	58,755
Westrock Co.	13,029	539,792
		1,802,819
DISTRIBUTORS (0.6%)
Genuine Parts Co.	1,200	112,656
LKQ Corp.(a)	6,880	241,419
Pool Corp.	5,840	2,068,411
		2,422,486
DIVERSIFIED FINANCIAL SERVICES (1.1%)
Berkshire Hathaway, Inc., Class B(a)	21,307	4,855,226
DIVERSIFIED TELECOMMUNICATION SERVICES (1.2%)
AT&T, Inc.	80,170	2,295,267
Lumen Technologies, Inc.	51,529	637,929
Verizon Communications, Inc.	40,880	2,238,180
		5,171,376
ELECTRIC UTILITIES (1.4%)
Alliant Energy Corp.	2,090	101,679
American Electric Power Co., Inc.	5,520	446,623
Duke Energy Corp.	9,164	861,416
Edison International	3,610	209,958
Entergy Corp.	820	78,171
Evergy, Inc.	2,440	131,101

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Eversource Energy	3,510	$ 307,125
Exelon Corp.	17,979	747,207
FirstEnergy Corp.	5,119	157,460
NextEra Energy, Inc.	18,476	1,494,154
NRG Energy, Inc.	4,070	168,539
Pinnacle West Capital Corp.	1,260	94,815
PPL Corp.	7,780	215,273
Southern Co. (The)	11,120	655,190
Xcel Energy, Inc.	6,510	416,575
		6,085,286
ELECTRICAL EQUIPMENT (0.3%)
AMETEK, Inc.	2,540	287,680
Eaton Corp. PLC	3,860	454,322
Emerson Electric Co.	6,010	476,894
Rockwell Automation, Inc.	966	240,080
		1,458,976
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.4%)
Amphenol Corp., Class A	2,870	358,406
CDW Corp.	1,060	139,560
Corning, Inc.	8,970	321,754
FLIR Systems, Inc.	1,270	66,103
IPG Photonics Corp.(a)	300	67,029
Keysight Technologies, Inc.(a)	1,850	261,941
TE Connectivity Ltd.	2,920	351,568
Vontier Corp.(a)	1,260	40,862
Zebra Technologies Corp., Class A(a)	430	166,767
		1,773,990
ENERGY EQUIPMENT & SERVICES (0.3%)
Baker Hughes Co.	8,539	171,549
Halliburton Co.	8,540	150,560
NOV, Inc.	7,416	91,810
Schlumberger N.V.	13,114	291,262
TechnipFMC PLC	34,970	373,829
		1,079,010
ENTERTAINMENT (1.9%)
Activision Blizzard, Inc.	7,510	683,410
Electronic Arts, Inc.	2,900	415,280
Live Nation, Inc.(a)	1,420	94,359
Netflix, Inc.(a)	8,510	4,530,639
Walt Disney Co. (The)(a)	15,840	2,663,813
		8,387,501
EQUITY REAL ESTATE INVESTMENT TRUSTS (1.6%)
Alexandria Real Estate Equities, Inc.	940	157,083
	Shares	Value
American Tower Corp.	3,849	$ 875,109
AvalonBay Communities, Inc.	809	132,409
Boston Properties, Inc.	260	23,730
Crown Castle International Corp.	3,660	582,892
Digital Realty Trust, Inc.	2,460	354,117
Duke Realty Corp.	5,570	220,349
Equinix, Inc.	843	623,786
Equity Residential	3,180	196,015
Essex Property Trust, Inc.	267	63,976
Extra Space Storage, Inc.	1,280	145,651
Healthpeak Properties, Inc.	9,450	280,193
Host Hotels & Resorts, Inc.	12,433	168,467
Iron Mountain, Inc.	3,019	101,650
Kimco Realty Corp.	10,690	176,492
Mid-America Apartment Communities, Inc.	740	98,235
Prologis, Inc.	6,822	704,031
Public Storage	1,566	356,453
Realty Income Corp.	3,200	188,992
Regency Centers Corp.	1,030	48,595
SBA Communications Corp.	1,011	271,625
Simon Property Group, Inc.	1,990	184,931
SL Green Realty Corp.	3,498	236,040
UDR, Inc.	2,330	89,589
Ventas, Inc.	3,160	145,581
Vornado Realty Trust	825	32,802
Welltower, Inc.	3,420	207,252
Weyerhaeuser Co.	7,979	248,865
		6,914,910
FOOD & STAPLES RETAILING (1.4%)
Costco Wholesale Corp.	4,566	1,609,195
Kroger Co. (The)	30,030	1,036,035
Sysco Corp.	4,390	313,929
Walgreens Boots Alliance, Inc.	19,670	988,418
Walmart, Inc.	14,480	2,034,295
		5,981,872
FOOD PRODUCTS (1.3%)
Archer-Daniels-Midland Co.	20,290	1,014,703
Campbell Soup Co.	3,350	161,168
Conagra Brands, Inc.	6,220	215,212
General Mills, Inc.	7,690	446,789
Hershey Co. (The)	1,560	226,886
Hormel Foods Corp.	6,330	296,624
J.M. Smucker Co. (The)	3,530	410,927
Kellogg Co.	4,580	269,945
Kraft Heinz Co. (The)	15,576	521,952

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Lamb Weston Holdings, Inc.	1,300	$ 97,110
McCormick & Co., Inc.	2,640	236,386
Mondelez International, Inc., Class A	16,750	928,620
Tyson Foods, Inc., Class A	9,770	628,309
		5,454,631
GAS UTILITIES (0.0%)
Atmos Energy Corp.	1,680	149,520
HEALTH CARE EQUIPMENT & SUPPLIES (6.1%)
Abbott Laboratories	18,432	2,278,011
ABIOMED, Inc.(a)	6,723	2,341,285
Align Technology, Inc.(a)	6,117	3,213,749
Baxter International, Inc.	6,710	515,529
Becton Dickinson and Co.	3,056	800,030
Boston Scientific Corp.(a)	20,007	709,048
Danaher Corp.	7,430	1,767,151
DENTSPLY SIRONA, Inc.	3,920	209,681
DexCom, Inc.(a)	6,970	2,612,705
Edwards Lifesciences Corp.(a)	7,391	610,349
Hologic, Inc.(a)	3,740	298,190
IDEXX Laboratories, Inc.(a)	5,660	2,709,329
Intuitive Surgical, Inc.(a)	1,199	896,420
Medtronic PLC	14,073	1,566,747
ResMed, Inc.	7,970	1,606,513
STERIS PLC	1,500	280,665
Stryker Corp.	3,454	763,369
Teleflex, Inc.	657	248,103
Varian Medical Systems, Inc.(a)	1,220	214,195
West Pharmaceutical Services, Inc.	8,630	2,584,599
Zimmer Holdings, Inc.	2,280	350,368
		26,576,036
HEALTH CARE PROVIDERS & SERVICES (2.5%)
AmerisourceBergen Corp.	4,920	512,664
Anthem, Inc.	5,891	1,749,509
Cardinal Health, Inc.	10,260	551,270
Cigna Corp.	6,770	1,469,428
CVS Health Corp.	22,407	1,605,462
DaVita, Inc.(a)	21,670	2,543,408
Henry Schein, Inc.(a)	4,270	281,179
Humana, Inc.	2,467	945,132
Laboratory Corporation of America Holdings(a)	1,260	288,427
McKesson Corp.	4,715	822,626
Quest Diagnostics, Inc.	2,020	260,883
		11,029,988
	Shares	Value
HEALTH CARE TECHNOLOGY (0.1%)
Cerner Corp.	5,060	$ 405,357
HOTELS, RESTAURANTS & LEISURE (1.7%)
Carnival Corp.	8,370	156,268
Chipotle Mexican Grill, Inc.(a)	1,411	2,088,280
Domino's Pizza, Inc.	5,350	1,983,566
Hilton Worldwide Holdings, Inc.	2,520	255,503
Marriott International, Inc., Class A	2,116	246,112
McDonald's Corp.	6,541	1,359,481
Norwegian Cruise Line Holdings Ltd.(a)	3,080	69,762
Royal Caribbean Cruises Ltd.	1,190	77,350
Starbucks Corp.	10,200	987,462
Yum! Brands, Inc.	2,990	303,455
		7,527,239
HOUSEHOLD DURABLES (0.4%)
D.R. Horton, Inc.	1,756	134,861
Garmin Ltd.	1,940	222,828
Leggett & Platt, Inc.	1,260	51,660
Lennar Corp., Class A	4,670	388,310
Mohawk Industries, Inc.(a)	3,404	488,814
Newell Brands, Inc.	6,240	149,885
NVR, Inc.(a)	4	17,786
PulteGroup, Inc.	1,805	78,518
Whirlpool Corp.	1,912	353,892
		1,886,554
HOUSEHOLD PRODUCTS (1.2%)
Church & Dwight Co., Inc.	3,330	281,152
Clorox Co. (The)	1,710	358,177
Colgate-Palmolive Co.	10,300	803,400
Kimberly-Clark Corp.	3,780	499,338
Procter & Gamble Co. (The)	24,321	3,118,195
		5,060,262
INDEPENDENT POWER AND RENEWABLE ELECTRICITY PRODUCERS (0.1%)
AES Corp. (The)	10,180	248,290
INDUSTRIAL CONGLOMERATES (0.6%)
3M Co.	5,464	959,806
Honeywell International, Inc.	6,202	1,211,685
Roper Technologies, Inc.	1,026	403,126
		2,574,617

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
INSURANCE (2.9%)
Aflac, Inc.	13,220	$ 597,280
Allstate Corp. (The)	7,130	764,193
American International Group, Inc.	18,804	704,022
Aon PLC, Class A	2,101	426,713
Arthur J. Gallagher & Co.	2,340	270,059
Assurant, Inc.	3,510	475,500
Chubb Ltd.	5,781	842,118
Cincinnati Financial Corp.	4,592	386,141
Everest Re Group Ltd.	2,260	477,041
Globe Life, Inc.	2,957	267,283
Hartford Financial Services Group, Inc. (The)	12,880	618,498
Lincoln National Corp.	14,736	670,341
Loews Corp.	11,890	538,498
Marsh & McLennan Cos., Inc.	5,010	550,649
MetLife, Inc.	23,400	1,126,710
Principal Financial Group, Inc.	12,730	627,207
Progressive Corp. (The)	6,000	523,140
Prudential Financial, Inc.	11,185	875,562
Travelers Cos., Inc. (The)	5,150	701,945
Unum Group	34,820	808,869
Willis Towers Watson PLC	1,207	244,948
		12,496,717
INTERACTIVE MEDIA & SERVICES (4.5%)
Alphabet, Inc., Class A(a)	3,065	5,600,858
Alphabet, Inc., Class C(a)	2,939	5,395,240
Facebook, Inc., Class A(a)	27,408	7,080,309
Twitter, Inc.(a)	31,100	1,571,483
		19,647,890
INTERNET & DIRECT MARKETING RETAIL (4.9%)
Amazon.com, Inc.(a)	4,430	14,203,466
Booking Holdings, Inc.(a)	336	653,295
eBay, Inc.	38,350	2,167,158
Etsy, Inc.(a)	19,970	3,975,827
Expedia Group, Inc.	1,065	132,167
		21,131,913
IT SERVICES (4.0%)
Accenture PLC, Class A	5,727	1,385,476
Akamai Technologies, Inc.(a)	1,660	184,310
Automatic Data Processing, Inc.	4,010	662,131
Broadridge Financial Solutions, Inc.	1,150	162,507
Cognizant Technology Solutions Corp., Class A	5,100	397,545
DXC Technology Co.	8,847	249,485
	Shares	Value
Fidelity National Information Services, Inc.	5,426	$ 669,894
Fiserv, Inc.(a)	5,410	555,553
FleetCor Technologies, Inc.(a)	660	160,215
Gartner, Inc.(a)	470	71,398
Global Payments, Inc.	2,517	444,301
International Business Machines Corp.	7,576	902,377
Jack Henry & Associates, Inc.	900	130,311
Mastercard, Inc., Class A	7,382	2,334,853
Paychex, Inc.	3,760	328,323
PayPal Holdings, Inc.(a)	23,950	5,611,724
VeriSign, Inc.(a)	792	153,703
Visa, Inc., Class A	15,124	2,922,713
Western Union Co. (The)	10,780	240,071
		17,566,890
LEISURE PRODUCTS (0.0%)
Hasbro, Inc.	970	91,005
LIFE SCIENCES TOOLS & SERVICES (2.0%)
Agilent Technologies, Inc.	6,310	758,273
Bio-Rad Laboratories, Inc., Class A(a)	4,280	2,455,736
Illumina, Inc.(a)	1,677	715,140
IQVIA Holdings, Inc.(a)	3,040	540,512
Mettler-Toledo International, Inc.(a)	1,523	1,779,016
PerkinElmer, Inc.	13,360	1,964,855
Waters Corp.(a)	1,487	393,564
		8,607,096
MACHINERY (1.0%)
Caterpillar, Inc.	4,740	866,662
Cummins, Inc.	1,287	301,699
Deere & Co.	2,623	757,522
Dover Corp.	1,260	146,777
Flowserve Corp.	780	27,737
Fortive Corp.	3,150	208,152
IDEX Corp.	700	130,333
Illinois Tool Works, Inc.	2,474	480,475
Ingersoll Rand, Inc.(a)	2,638	110,374
Otis Worldwide Corp.	4,523	292,412
PACCAR, Inc.	4,555	415,507
Parker-Hannifin Corp.	718	189,990
Snap-on, Inc.	160	28,798
Stanley Black & Decker, Inc.	1,122	194,656
Westinghouse Air Brake Technologies Corp.	2,980	221,146
Xylem, Inc.	1,820	175,794
		4,548,034

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
MEDIA (1.5%)
Charter Communications, Inc., Class A(a)	3,610	$ 2,193,292
Comcast Corp., Class A	40,360	2,000,645
Discovery, Inc., Class A(a)	4,160	172,307
Discovery, Inc., Class C(a)	4,541	159,071
DISH Network Corp., Class A(a)	10,910	316,608
Fox Corp., Class A	5,730	178,661
Fox Corp., Class B	2,640	78,910
Interpublic Group of Cos., Inc. (The)	10,430	251,050
News Corp., Class A	10,190	197,686
News Corp., Class B	10,570	199,562
Omnicom Group, Inc.	2,120	132,246
ViacomCBS, Inc., Class B	12,560	609,160
		6,489,198
METALS & MINING (0.3%)
Freeport-McMoRan, Inc.(a)	13,788	371,035
Newmont Corp.	9,070	540,572
Nucor Corp.	10,430	508,254
		1,419,861
MULTILINE RETAIL (0.7%)
Dollar General Corp.	10,520	2,047,297
Dollar Tree, Inc.(a)	2,082	211,656
Target Corp.	4,510	817,077
		3,076,030
MULTI-UTILITIES (0.7%)
Ameren Corp.	3,830	278,518
CenterPoint Energy, Inc.	12,790	269,741
CMS Energy Corp.	4,630	263,354
Consolidated Edison, Inc.	5,020	355,316
Dominion Energy, Inc.	8,532	621,897
DTE Energy Co.	1,300	154,336
NiSource, Inc.	7,770	172,106
Public Service Enterprise Group, Inc.	5,856	330,454
Sempra Energy	2,460	304,450
WEC Energy Group	4,035	358,711
		3,108,883
OIL, GAS & CONSUMABLE FUELS (2.1%)
Apache Corp.	5,050	72,114
Cabot Oil & Gas Corp.	4,320	79,186
Chevron Corp.	17,863	1,521,928
ConocoPhillips	11,308	452,651
Devon Energy Corp.	8,380	137,935
Diamondback Energy, Inc.	850	48,186
EOG Resources, Inc.	4,724	240,735
Exxon Mobil Corp.	42,050	1,885,522
	Shares	Value
Hess Corp.	1,840	$ 99,323
HollyFrontier Corp.	23,530	669,664
Kinder Morgan, Inc.	47,920	674,714
Marathon Oil Corp.	74,690	540,756
Marathon Petroleum Corp.	12,658	546,319
Occidental Petroleum Corp.	7,903	158,534
ONEOK, Inc.	3,490	139,007
Phillips 66	10,169	689,458
Pioneer Natural Resources Co.	1,766	213,509
Valero Energy Corp.	13,460	759,548
Williams Cos., Inc. (The)	13,780	292,549
		9,221,638
PERSONAL PRODUCTS (0.1%)
Estee Lauder Cos., Inc., (The) Class A	2,228	527,256
PHARMACEUTICALS (1.5%)
Catalent, Inc.(a)	22,290	2,564,464
Eli Lilly and Co.	8,430	1,753,187
Perrigo Co. PLC	10,481	447,539
Viatris, Inc.(a)	50,850	863,942
Zoetis, Inc.	6,390	985,657
		6,614,789
PROFESSIONAL SERVICES (0.5%)
Equifax, Inc.	1,010	178,881
IHS Markit Ltd.	4,410	384,023
Nielsen Holdings PLC	5,520	123,262
Robert Half International, Inc.	1,240	83,700
Verisk Analytics, Inc.	7,110	1,304,685
		2,074,551
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.1%)
CBRE Group, Inc., Class A(a)	5,960	363,441
ROAD & RAIL (1.0%)
CSX Corp.	7,490	642,305
J.B. Hunt Transport Services, Inc.	820	110,421
Kansas City Southern Industries, Inc.	870	176,323
Norfolk Southern Corp.	2,108	498,795
Old Dominion Freight Line, Inc.	8,150	1,581,100
Union Pacific Corp.	5,915	1,168,035
		4,176,979
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (8.0%)
Advanced Micro Devices, Inc.(a)	35,950	3,078,758
Analog Devices, Inc.	3,304	486,778
Applied Materials, Inc.	23,160	2,239,109
Broadcom, Inc.	3,372	1,519,086

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Shares	Value
Enphase Energy, Inc.(a)	17,530	$ 3,196,595
Intel Corp.	35,680	1,980,597
KLA Corp.	9,040	2,531,833
Lam Research Corp.	4,926	2,383,938
Maxim Integrated Products, Inc.	2,300	201,733
Microchip Technology, Inc.	2,030	276,303
Micron Technology, Inc.(a)	9,770	764,698
NVIDIA Corp.	10,322	5,363,208
Qorvo, Inc.(a)	9,600	1,640,448
QUALCOMM, Inc.	22,360	3,494,421
Skyworks Solutions, Inc.	1,320	223,410
Teradyne, Inc.	25,070	2,844,943
Texas Instruments, Inc.	8,000	1,325,520
Xilinx, Inc.	10,880	1,420,602
		34,971,980
SOFTWARE (10.7%)
Adobe, Inc.(a)	9,171	4,207,380
ANSYS, Inc.(a)	4,663	1,652,427
Autodesk, Inc.(a)	10,180	2,824,237
Cadence Design Systems, Inc.(a)	17,350	2,262,266
Citrix Systems, Inc.	1,240	165,304
Fortinet, Inc.(a)	14,450	2,091,638
Intuit, Inc.	6,052	2,186,164
Microsoft Corp.	71,280	16,534,109
NortonLifeLock, Inc.	8,472	178,505
Oracle Corp.	19,011	1,148,835
Paycom Software, Inc.(a)	5,560	2,111,354
salesforce.com, Inc.(a)	17,160	3,870,610
ServiceNow, Inc.(a)	7,220	3,921,615
Synopsys, Inc.(a)	8,590	2,194,316
Tyler Technologies, Inc.(a)	3,160	1,336,016
		46,684,776
SPECIALTY RETAIL (1.9%)
Advance Auto Parts, Inc.	1,466	218,639
AutoZone, Inc.(a)	191	213,609
Best Buy Co., Inc.	2,180	237,228
CarMax, Inc.(a)	3,000	353,340
Gap, Inc. (The)(a)	9,930	201,082
Home Depot, Inc. (The)	9,219	2,496,690
L Brands, Inc.	2,250	91,710
Lowe’s Cos., Inc.	6,350	1,059,497
	Shares	Value
O'Reilly Automotive, Inc.(a)	612	$ 260,388
Ross Stores, Inc.	2,840	316,064
TJX Cos., Inc. (The)	11,080	709,563
Tractor Supply Co.	14,670	2,079,326
Ulta Beauty, Inc.(a)	391	109,386
		8,346,522
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (5.3%)
Apple, Inc.	150,664	19,881,622
Hewlett Packard Enterprise Co.	73,100	902,054
HP, Inc.	27,380	666,429
NetApp, Inc.	2,280	151,483
Seagate Technology PLC	2,420	160,010
Western Digital Corp.	8,241	465,040
Xerox Holdings Corp.	32,001	672,981
		22,899,619
TEXTILES, APPAREL & LUXURY GOODS (0.5%)
Hanesbrands, Inc.	6,990	106,877
NIKE, Inc., Class B	10,830	1,446,780
PVH Corp.	2,260	192,688
Tapestry, Inc.	2,920	92,330
Under Armour, Inc., Class A(a)	4,900	85,750
Under Armour, Inc., Class C(a)	1,024	15,329
VF Corp.	2,195	168,730
		2,108,484
TRADING COMPANIES & DISTRIBUTORS (0.6%)
Fastenal Co.	7,210	328,704
United Rentals, Inc.(a)	8,490	2,063,155
W.W. Grainger, Inc.	298	108,588
		2,500,447
WATER UTILITIES (0.1%)
American Water Works Co., Inc.	1,770	281,465
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
T-Mobile U.S., Inc.(a)	5,530	697,222
TOTAL COMMON STOCKS (COST $326,301,244)		432,279,122

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD LARGE CAP ENHANCED INDEX FUND

	Number of Warrants	Value
WARRANTS (0.0%)
Occidental Petroleum Corp., Exp. 7/6/27, Strike $22.00(a)	3,039	$ 26,591
TOTAL WARRANTS (COST $—)		26,591

	Shares	Value
MONEY MARKET FUND (0.8%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(b)	3,303,324	$ 3,303,324
TOTAL MONEY MARKET FUND (COST $3,303,324)		3,303,324
TOTAL INVESTMENTS (COST $329,604,568) 100.1%		435,609,037
	Shares	Value
LIABILITIES IN EXCESS OF OTHER ASSETS (0.1)%		$ (330,690)
NET ASSETS 100.0%		$ 435,278,347

(a)	Represents non-income producing security.
(b)	7-day current yield as of January 31, 2021 is disclosed.

MSCI — Morgan Stanley Capital International
PLC — Public Limited Company
S&P — Standard & Poor's

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

The table below sets forth the diversification of the Steward Select Bond Fund investments by Industry.

Industry Diversification	Percent*
U.S. Treasury Obligations	9.5%
U.S. Government Agencies	8.4
Money Market Fund	7.3
U.S. Government Agency Mortgage-Backed Obligations	6.2
Semiconductors & Semiconductor Equipment	5.4
IT Services	4.5
Banks	4.3
Software	3.8
Air Freight & Logistics	3.7
Oil, Gas & Consumable Fuels	3.7
Hotels, Restaurants & Leisure	3.4
Food Products	2.7
Aerospace & Defense	2.6
Beverages	2.5
Food & Staples Retailing	2.4
Specialty Retail	2.4
Biotechnology	2.2
Internet & Direct Marketing Retail	2.1
Health Care Providers & Services	1.9
Machinery	1.8
Media	1.8
Industry Diversification	Percent*
Textiles, Apparel & Luxury Goods	1.8%
Technology Hardware, Storage & Peripherals	1.7
Industrial Conglomerates	1.7
Insurance	1.5
Road & Rail	1.2
Health Care Equipment & Supplies	1.2
Multiline Retail	1.2
Communications Equipment	1.2
Consumer Finance	1.2
Commercial Services & Supplies	1.2
Capital Markets	1.0
Household Products	0.6
Electronic Equipment, Instruments & Components	0.6
Household Durables	0.6
Chemicals	0.6
Pharmaceuticals	0.5
Municipal Bonds	0.3
Thrifts & Mortgage Finance	0.1
Total Investments	100.8%

*	Percentages indicated are based on net assets as of January 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
CORPORATE BONDS (68.3%)
AEROSPACE & DEFENSE (2.6%)
General Dynamics Corp., 3.75%, 5/15/28, (Callable 2/15/28 @ 100)	$ 2,000,000	$ 2,314,754
Raytheon Technologies Corp., 4.13%, 11/16/28, (Callable 8/16/28 @ 100)	2,000,000	2,350,693
		4,665,447
AIR FREIGHT & LOGISTICS (3.7%)
FedEx Corp., 4.00%, 1/15/24	2,000,000	2,205,764
United Parcel Service, Inc., 3.05%, 11/15/27, (Callable 8/15/27 @ 100)	1,000,000	1,118,892
United Parcel Service, Inc., 3.75%, 11/15/47, (Callable 5/15/47 @ 100)	1,000,000	1,195,980
United Parcel Service, Inc., 3.90%, 4/1/25, (Callable 3/1/25 @ 100)	2,000,000	2,248,392
		6,769,028
BANKS (4.0%)
Citigroup, Inc., 6.63%, 6/15/32	1,000,000	1,399,540
KeyCorp, 5.10%, 3/24/21	2,000,000	2,014,068
Manufacturers & Traders Trust Co., 0.87% (US0003M + 64 bps), 12/1/21, (Callable 3/8/21 @ 100)(a)	1,150,000	1,150,260
U.S. Bank NA/Cincinnati OH, 2.80%, 1/27/25, (Callable 12/27/24 @ 100)	2,500,000	2,707,736
		7,271,604
BEVERAGES (2.5%)
Coca-Cola Co. (The), 3.20%, 11/1/23	1,000,000	1,080,734
PepsiCo, Inc., 3.00%, 8/25/21	3,435,000	3,489,867
		4,570,601
BIOTECHNOLOGY (2.2%)
AbbVie, Inc., 4.50%, 5/14/35, (Callable 11/14/34 @ 100)	1,500,000	1,845,773
Celgene Corp., 3.88%, 8/15/25, (Callable 5/15/25 @ 100)	1,000,000	1,123,846
Gilead Sciences, Inc., 4.40%, 12/1/21, (Callable 9/1/21 @ 100)	1,000,000	1,023,727
		3,993,346
CAPITAL MARKETS (1.0%)
Goldman Sachs Group, Inc. (The), 5.95%, 1/15/27	1,500,000	1,873,581
CHEMICALS (0.6%)
Sherwin-Williams Co. (The), 3.80%, 8/15/49, (Callable 2/15/49 @ 100)	1,000,000	1,157,795
COMMERCIAL SERVICES & SUPPLIES (1.2%)
Waste Management, Inc., 3.15%, 11/15/27, (Callable 8/15/27 @ 100)	2,000,000	2,247,179
COMMUNICATIONS EQUIPMENT (1.2%)
Cisco Systems, Inc., 2.50%, 9/20/26, (Callable 6/20/26 @ 100)	2,000,000	2,170,002
	Principal Amount	Value
CONSUMER FINANCE (1.2%)
American Express Co., 3.40%, 2/22/24, (Callable 1/22/24 @ 100)	$ 1,000,000	$ 1,083,955
American Express Credit Corp., 3.30%, 5/3/27, (Callable 4/3/27 @ 100)	1,000,000	1,136,006
		2,219,961
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (0.6%)
Corning, Inc., 3.70%, 11/15/23, (Callable 8/15/23 @ 100)	1,000,000	1,076,941
FOOD & STAPLES RETAILING (2.4%)
Sysco Corp., 3.25%, 7/15/27, (Callable 4/15/27 @ 100)	1,000,000	1,116,499
Walgreens Boots Alliance, Inc., 4.50%, 11/18/34, (Callable 5/18/34 @ 100)	2,000,000	2,295,732
Walmart, Inc., 4.25%, 4/15/21	1,000,000	1,008,497
		4,420,728
FOOD PRODUCTS (2.7%)
General Mills, Inc., 4.20%, 4/17/28, (Callable 1/17/28 @ 100)	2,000,000	2,362,801
J.M. Smucker Co. (The), 3.50%, 10/15/21	500,000	511,347
Tyson Foods, Inc., 4.50%, 6/15/22, (Callable 3/15/22 @ 100)	2,000,000	2,092,811
		4,966,959
HEALTH CARE EQUIPMENT & SUPPLIES (1.2%)
Abbott Laboratories, 2.95%, 3/15/25, (Callable 12/15/24 @ 100)	2,000,000	2,178,585
HEALTH CARE PROVIDERS & SERVICES (1.9%)
CVS Health Corp., 4.00%, 12/5/23, (Callable 9/5/23 @ 100)	2,000,000	2,187,573
Evernorth Health, Inc., 4.50%, 2/25/26, (Callable 11/27/25 @ 100)	1,000,000	1,158,490
		3,346,063
HOTELS, RESTAURANTS & LEISURE (3.4%)
McDonald’s Corp., 3.70%, 1/30/26, (Callable 10/30/25 @ 100)	2,500,000	2,823,778
McDonald's Corp., 3.60%, 7/1/30, (Callable 4/1/30 @ 100)	1,000,000	1,145,793
Starbucks Corp., 3.75%, 12/1/47, (Callable 6/1/47 @ 100)	2,000,000	2,254,904
		6,224,475
HOUSEHOLD DURABLES (0.6%)
Newell Brands, Inc., 4.00%, 6/15/22, (Callable 3/15/22 @ 100)	1,000,000	1,027,500
HOUSEHOLD PRODUCTS (0.6%)
Procter & Gamble Co. (The), 3.10%, 8/15/23	1,000,000	1,070,992

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
INDUSTRIAL CONGLOMERATES (1.7%)
3M Co., 2.88%, 10/15/27, (Callable 7/15/27 @ 100)	$ 1,000,000	$ 1,109,861
Honeywell International, Inc., 4.25%, 3/1/21	2,000,000	2,006,650
		3,116,511
INSURANCE (1.2%)
Prudential Financial, Inc., 5.88% (US0003M + 418 bps), 9/15/42, (Callable 9/15/22 @ 100)(a)	2,000,000	2,117,076
INTERNET & DIRECT MARKETING RETAIL (1.9%)
Amazon.com, Inc., 3.80%, 12/5/24, (Callable 9/5/24 @ 100)	3,000,000	3,355,680
IT SERVICES (4.5%)
Fiserv, Inc., 4.20%, 10/1/28, (Callable 7/1/28 @ 100)	1,000,000	1,179,389
Mastercard, Inc., 3.37%, 4/1/24	2,000,000	2,188,429
PayPal Holdings, Inc., 2.85%, 10/1/29, (Callable 7/1/29 @ 100)	2,000,000	2,177,566
Visa, Inc., 4.30%, 12/14/45, (Callable 6/14/45 @ 100)	2,000,000	2,593,773
		8,139,157
MACHINERY (1.8%)
Caterpillar, Inc., 3.90%, 5/27/21	1,000,000	1,011,850
John Deere Capital Corp., 3.45%, 3/13/25	2,000,000	2,227,990
		3,239,840
MEDIA (1.8%)
Comcast Corp., 3.70%, 4/15/24, (Callable 3/15/24 @ 100)	3,000,000	3,297,313
MULTILINE RETAIL (1.2%)
Target Corp., 3.50%, 7/1/24	2,000,000	2,203,883
OIL, GAS & CONSUMABLE FUELS (3.7%)
Apache Corp., 3.25%, 4/15/22, (Callable 1/15/22 @ 100)	724,000	724,000
ConocoPhillips Co., 4.95%, 3/15/26, (Callable 12/15/25 @ 100)	1,000,000	1,192,137
Gulf South Pipeline Co. LP, 4.00%, 6/15/22, (Callable 3/17/22 @ 100)	1,500,000	1,546,067
Valero Energy Corp., 4.00%, 4/1/29, (Callable 1/1/29 @ 100)	3,000,000	3,315,365
		6,777,569
PHARMACEUTICALS (0.5%)
Teva Pharmaceutical Finance, 3.65%, 11/10/21	901,000	908,884
	Principal Amount	Value
ROAD & RAIL (1.2%)
Union Pacific Corp., 4.16%, 7/15/22, (Callable 4/15/22 @ 100)	$ 2,000,000	$ 2,092,252
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (5.4%)
Intel Corp., 4.00%, 12/15/32	2,000,000	2,413,652
NVIDIA Corp., 2.85%, 4/1/30, (Callable 1/1/30 @ 100)	2,000,000	2,199,999
Qualcomm, Inc., 4.65%, 5/20/35, (Callable 11/20/34 @ 100)	4,000,000	5,206,762
		9,820,413
SOFTWARE (3.8%)
Adobe, Inc., 3.25%, 2/1/25, (Callable 11/1/24 @ 100)	2,000,000	2,193,818
Microsoft Corp., 3.45%, 8/8/36, (Callable 2/8/36 @ 100)	2,000,000	2,389,572
Oracle Corp., 3.25%, 11/15/27, (Callable 8/15/27 @ 100)	1,000,000	1,129,236
Salesforce.com, Inc., 3.70%, 4/11/28, (Callable 1/11/28 @ 100)	1,000,000	1,164,978
		6,877,604
SPECIALTY RETAIL (2.4%)
Home Depot, Inc. (The), 3.75%, 2/15/24, (Callable 11/15/23 @ 100)	2,000,000	2,188,304
Lowe's Cos., Inc., 3.65%, 4/5/29, (Callable 1/5/29 @ 100)	1,000,000	1,143,727
Lowe's Cos., Inc., 3.80%, 11/15/21, (Callable 8/15/21 @ 100)	1,000,000	1,018,867
		4,350,898
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (1.7%)
Apple, Inc., 1.65%, 5/11/30, (Callable 2/11/30 @ 100)	2,000,000	2,019,313
Apple, Inc., 3.45%, 2/9/45	1,000,000	1,139,067
		3,158,380
TEXTILES, APPAREL & LUXURY GOODS (1.8%)
NIKE, Inc., 2.85%, 3/27/30, (Callable 12/27/29 @ 100)	3,000,000	3,328,880
THRIFTS & MORTGAGE FINANCE (0.1%)
Opteum Mortgage Acceptance Corp., Class 2AD2, 5.85%, 12/25/35, (Callable 2/25/21 @ 100)(a)	213,866	217,176
TOTAL CORPORATE BONDS (COST $117,993,195)		124,252,303
MUNICIPAL BONDS (0.3%)
Cedar Hill Independent School District, 1.79%, 2/15/21	250,000	249,942

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

	Principal Amount	Value
Louisiana State Highway Improvement Revenue, 6/15/30(b)	$ 100,000	$ 101,320
Oklahoma Development Finance Authority Lease Revenue, 5.65%, 6/1/41, (Callable 6/1/21 @ 100)	150,000	152,687
TOTAL MUNICIPAL BONDS (COST $501,348)		503,949
U.S. GOVERNMENT AGENCIES (8.4%)
Federal Farm Credit Bank, 3.00%, 11/25/30	1,000,000	1,158,787
Federal Home Loan Bank
0.80%, 3/8/27, (Callable 3/8/21 @ 100)	1,000,000	985,558
0.90%, 12/1/27, (Callable 6/1/21 @ 100)	2,000,000	1,993,748
1.07%, 1/25/30, (Callable 1/25/22 @ 100)	1,000,000	990,359
2.50%, 5/23/22(c)	1,000,000	1,031,167
3.50%, 7/29/21	2,000,000	2,033,685
		7,034,517
Federal Home Loan Mortgage Corp.
1.05%, 7/21/28, (Callable 7/21/21 @ 100)	1,000,000	975,349
2.25%, 2/26/21(c)	50,000	50,076
2.50%, 3/29/22(c)	1,000,000	1,027,268
		2,052,693
Federal National Mortgage Association
0.40%, 10/29/24, (Callable 10/29/21 @ 100)	1,000,000	998,884
0.55%, 8/19/25, (Callable 8/19/22 @ 100)	1,000,000	994,318
0.56%, 10/28/25, (Callable 10/28/22 @ 100)	1,000,000	996,645
0.58%, 8/25/25, (Callable 2/25/22 @ 100)	1,000,000	994,206
0.60%, 8/28/25, (Callable 2/28/22 @ 100)	1,000,000	1,002,862
		4,986,915
TOTAL U.S. GOVERNMENT AGENCIES (COST $15,060,214)		15,232,912
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (6.2%)
Federal Home Loan Mortgage Corp.
2.29% (US0012M + 179 bps), 10/1/37(a)	23,225	23,441
3.00%, 7/15/41	2,225,375	2,323,402
3.50%, 2/1/34	461,150	491,555
3.50%, 10/1/49	709,109	751,876
3.75% (H15T1Y + 225 bps), 5/1/36(a)	30,272	30,644
4.00%, 12/15/25	2,500,000	2,747,953
5.00%, 11/1/37	9,384	10,602
6.00%, 3/1/38	22,616	26,904
		6,406,377
	Principal Amount	Value
Federal National Mortgage Association
0.57% (US0001M + 42 bps), 11/25/36(a)	$ 49,284	$ 49,552
1.50%, 11/25/44	2,000,000	2,050,670
2.54% (US0012M + 204 bps), 10/1/36(a)	16,686	16,683
2.69% (US0012M + 182 bps), 5/1/36(a)	67,563	71,402
3.50%, 2/1/43	327,135	353,823
3.50%, 4/1/48	642,863	714,022
4.00%, 9/1/33	317,615	337,351
4.00%, 10/1/46	564,654	612,909
5.50%, 9/1/36	9,258	9,780
6.00%, 6/1/36	182,643	200,502
6.00%, 9/1/36	41,671	45,934
6.00%, 5/1/37	25,291	28,186
		4,490,814
Government National Mortgage Association
3.00% (H15T1Y + 150 bps), 1/20/39(a)	9,552	9,591
4.50%, 6/15/40	99,453	111,399
4.50%, 8/20/38	60,624	67,266
5.00%, 5/20/40	52,390	57,463
5.50%, 12/20/38	7,310	8,126
6.00%, 10/15/37	26,246	31,568
6.00%, 6/15/37	25,406	30,598
6.50%, 10/20/38	1,794	1,967
		317,978
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED OBLIGATIONS (COST $10,745,753)		11,215,169
U.S. TREASURY OBLIGATIONS (9.5%)
U.S. Treasury Bond, 1.13%, 5/15/40	2,000,000	1,825,000
U.S. Treasury Notes
0.38%, 1/15/27 (TIPS)	1,000,000	1,211,559
1.62%, 11/30/26	1,000,000	1,059,648
1.75%, 11/15/29	1,000,000	1,065,664
2.00%, 11/15/21	5,000,000	5,074,219
2.00%, 2/15/22	7,000,000	7,137,539
		15,548,629
TOTAL U.S. TREASURY OBLIGATIONS (COST $17,051,738)		17,373,629

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SELECT BOND FUND

	Shares	Value
MONEY MARKET FUND (7.3%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(d)	13,210,609	$ 13,210,609
TOTAL MONEY MARKET FUND (COST $13,210,609)		13,210,609
PREFERRED STOCKS (0.8%)
BANKS (0.3%)
JPMorgan Chase & Co. − Preferred, 6.10%	20,000	508,000
INSURANCE (0.3%)
Globe Life, Inc. − Preferred, 6.13%	20,000	512,800
INTERNET & DIRECT MARKETING RETAIL (0.2%)
eBay, Inc. − Preferred, 6.00%	15,000	386,400
TOTAL PREFERRED STOCKS (COST $1,478,837)		1,407,200
TOTAL INVESTMENTS (COST $176,041,694) 100.8%		183,195,771
LIABILITIES IN EXCESS OF OTHER ASSETS (0.8)%		(1,393,709)
NET ASSETS 100.0%		$ 181,802,062

(a)	Variable rate security. The interest rate shown represents the rate in effect at January 31, 2021. For securities based on published reference rate and spread, the reference rate and spread are indicated in the description. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(b)	When-Issued Security. Coupon rate is not in effect at January 31, 2021.
(c)	Step Bond. Coupon rate is set for an initial period and then adjusted at a specified date. The rate shown represents the rate as of January 31, 2021.
(d)	7-day current yield as of January 31, 2021 is disclosed.

bps — Basis Points
H15T1Y — 1 Year Treasury Constant Maturity Rate
LP — Limited Partnership
TIPS — Treasury Inflation-Protected Security
US0001M — 1 Month US Dollar LIBOR
US0003M — 3 Month US Dollar LIBOR
US0012M — 12 Month US Dollar LIBOR

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

The table below sets forth the diversification of the Steward Small-Mid Cap Enhanced Index Fund investments by Industry.

Industry Diversification	Percent*
Equity Real Estate Investment Trusts	6.0%
Banks	5.2
Specialty Retail	5.0
Semiconductors & Semiconductor Equipment	4.7
Software	4.4
Insurance	4.2
Machinery	4.2
Health Care Providers & Services	4.1
Health Care Equipment & Supplies	3.7
Electronic Equipment, Instruments & Components	3.5
Household Durables	3.0
Chemicals	2.3
Biotechnology	2.2
IT Services	2.1
Oil, Gas & Consumable Fuels	2.0
Capital Markets	2.0
Life Sciences Tools & Services	2.0
Building Products	1.9
Auto Components	1.7
Electrical Equipment	1.7
Commercial Services & Supplies	1.5
Metals & Mining	1.5
Food Products	1.5
Hotels, Restaurants & Leisure	1.5
Textiles, Apparel & Luxury Goods	1.3
Pharmaceuticals	1.3
Professional Services	1.3
Thrifts & Mortgage Finance	1.3
Money Market Fund	1.3
Aerospace & Defense	1.2
Leisure Products	1.1
Media	1.1
Multiline Retail	1.1
Road & Rail	1.0
Industry Diversification	Percent*
Communications Equipment	1.0%
Construction & Engineering	1.0
Consumer Finance	1.0
Health Care Technology	0.9
Internet & Direct Marketing Retail	0.9
Trading Companies & Distributors	0.8
Diversified Consumer Services	0.7
Energy Equipment & Services	0.7
Real Estate Management & Development	0.6
Gas Utilities	0.6
Personal Products	0.6
Beverages	0.6
Food & Staples Retailing	0.6
Air Freight & Logistics	0.5
Diversified Telecommunication Services	0.5
Containers & Packaging	0.5
Entertainment	0.4
Electric Utilities	0.4
Mortgage Real Estate Investment Trusts	0.4
Airlines	0.3
Water Utilities	0.3
Multi-Utilities	0.3
Paper & Forest Products	0.3
Automobiles	0.3
Household Products	0.3
Technology Hardware, Storage & Peripherals	0.2
Industrial Conglomerates	0.2
Wireless Telecommunication Services	0.2
Construction Materials	0.2
Marine	0.2
Interactive Media & Services	0.2
Diversified Financial Services	0.2
Total Investments	99.8%

*	Percentages indicated are based on net assets as of January 31, 2021.
See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
COMMON STOCKS (98.5%)
AEROSPACE & DEFENSE (1.2%)
AAR Corp.	3,820	$ 128,161
Aerojet Rocketdyne Holdings, Inc.(a)	3,960	206,079
AeroVironment, Inc.(a)	4,850	556,635
Axon Enterprise, Inc.(a)	6,850	1,124,496
Cubic Corp.	1,840	112,571
Curtiss-Wright Corp.	1,860	193,049
Hexcel Corp.	4,440	193,850
Kaman Corp.	1,040	52,374
Mercury Systems, Inc.(a)	5,150	365,959
Moog, Inc., Class A	1,390	102,679
National Presto Industries, Inc.	170	15,200
Park Aerospace Corp.	770	10,226
Triumph Group, Inc.	4,340	47,002
		3,108,281
AIR FREIGHT & LOGISTICS (0.5%)
Atlas Air Worldwide Holdings, Inc.(a)	3,450	178,779
Echo Global Logistics, Inc.(a)	3,440	90,575
Forward Air Corp.	3,610	258,801
Hub Group, Inc., Class A(a)	3,530	185,784
XPO Logistics, Inc.(a)	4,600	507,886
		1,221,825
AIRLINES (0.3%)
Allegiant Travel Co.	756	137,207
Hawaiian Holdings, Inc.	6,240	122,117
JetBlue Airways Corp.(a)	27,430	393,346
SkyWest, Inc.	3,180	123,988
		776,658
AUTO COMPONENTS (1.7%)
Adient PLC(a)	6,680	215,697
American Axle & Manufacturing Holdings, Inc.(a)	12,750	112,328
Cooper Tire & Rubber Co.	4,720	173,460
Cooper-Standard Holdings, Inc.(a)	1,110	33,866
Dana, Inc.	17,360	336,090
Dorman Products, Inc.(a)	3,040	276,123
Fox Factory Holding Corp.(a)	5,500	658,020
Gentex Corp.	14,940	493,767
Gentherm, Inc.(a)	1,860	113,944
Goodyear Tire & Rubber Co. (The)	28,570	301,414
LCI Industries	2,700	349,326
Lear Corp.	3,170	477,909
Motorcar Parts of America, Inc.(a)	1,910	43,223
Patrick Industries, Inc.	6,175	426,445
	Shares	Value
Standard Motor Products, Inc.	1,160	$ 45,507
Visteon Corp.(a)	1,390	177,197
		4,234,316
AUTOMOBILES (0.3%)
Harley-Davidson, Inc.	6,720	269,405
Thor Industries, Inc.	3,470	419,905
Winnebago Industries, Inc.	1,840	127,070
		816,380
BANKS (5.2%)
Allegiance Bancshares, Inc.	930	32,717
Ameris Bancorp	4,122	161,212
Associated Banc-Corp	15,098	270,858
Banc of California, Inc.	2,870	48,360
BancFirst Corp.	540	31,120
BancorpSouth Bank	4,230	116,960
Bank of Hawaii Corp.	2,270	177,491
Bank OZK	9,050	336,298
BankUnited, Inc.	5,140	178,101
Banner Corp.	1,860	82,268
Berkshire Hills Bancorp, Inc.	4,870	80,745
Boston Private Financial Holdings, Inc.	6,700	81,673
Brookline Bancorp, Inc.	6,100	76,799
Cadence BanCorp	10,260	183,859
Cathay General Bancorp	2,920	98,754
Central Pacific Financial Corp.	1,180	23,458
CIT Group, Inc.	5,600	206,640
City Holding Co.	810	55,931
Columbia Banking System, Inc.	3,710	142,909
Commerce Bancshares, Inc.	5,621	375,764
Community Bank System, Inc.	2,680	173,798
Cullen/Frost Bankers, Inc.	2,980	274,875
Customers Bancorp, Inc.(a)	4,520	100,434
CVB Financial Corp.	6,320	122,798
Dime Community Bancshares, Inc.	1,500	23,850
Eagle Bancorp, Inc.	1,370	58,211
East West Bancorp, Inc.	7,810	468,131
F.N.B. Corp.	24,300	239,598
FB Financial Corp.	743	27,759
First Bancorp	1,140	38,828
First BanCorp	14,592	132,787
First Commonwealth Financial Corp.	4,960	58,181
First Financial Bancorp	4,760	87,203
First Financial Bankshares, Inc.	7,880	298,494
First Hawaiian, Inc.	2,580	59,985
First Horizon Corp.	18,520	257,243

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
First Midwest Bancorp, Inc.	6,240	$ 103,147
Fulton Financial Corp.	11,140	149,276
Glacier Bancorp, Inc.	4,760	222,054
Great Western Bancorp, Inc.	3,280	78,720
Hancock Whitney Corp.	5,729	195,588
Hanmi Financial Corp.	2,251	31,109
Heritage Financial Corp.	1,430	33,748
Home Bancshares, Inc.	9,712	205,894
Hope Bancorp, Inc.	8,372	93,599
Independent Bank Corp.	1,680	126,134
Independent Bank Group, Inc.	2,600	159,692
International Bancshares Corp.	3,310	125,151
National Bank Holdings Corp., Class A	1,950	64,877
NBT Bancorp, Inc.	1,820	60,078
OFG Bancorp	2,890	49,650
Old National Bancorp	12,610	211,722
Pacific Premier Bancorp, Inc.	7,992	265,734
PacWest Bancorp	8,330	251,483
Park National Corp.	1,030	111,250
Pinnacle Financial Partners, Inc.	5,020	344,021
Preferred Bank	1,770	85,473
Prosperity Bancshares, Inc.	5,481	369,639
Renasant Corp.	2,850	100,890
Seacoast Banking Corp. of Florida(a)	3,510	106,880
ServisFirst Bancshares, Inc.	6,780	278,522
Signature Bank	2,790	460,880
Simmons First National Corp., Class A	8,140	201,058
Southside Bancshares, Inc.	1,154	36,201
Sterling Bancorp	17,099	315,648
Synovus Financial Corp.	8,772	326,318
TCF Financial Corp.	8,961	348,225
Texas Capital Bancshares, Inc.(a)	3,300	198,726
Tompkins Financial Corp.	390	26,079
Triumph Bancorp, Inc.(a)	6,500	372,710
Trustmark Corp.	3,420	93,947
UMB Financial Corp.	3,080	218,588
Umpqua Holdings Corp.	20,610	299,051
United Bankshares, Inc.	6,393	202,402
United Community Banks, Inc.	5,222	155,772
Valley National Bancorp	19,464	198,728
Veritex Holdings, Inc.	2,223	56,820
Webster Financial Corp.	5,390	251,983
Westamerica BanCorp	1,210	67,542
Wintrust Financial Corp.	4,130	248,585
		13,087,686
	Shares	Value
BEVERAGES (0.6%)
Celsius Holdings, Inc.(a)	13,750	$ 734,250
Coca-Cola Consolidated, Inc.	251	66,982
National Beverage Corp.	5,080	769,823
		1,571,055
BIOTECHNOLOGY (2.2%)
Anika Therapeutics, Inc.(a)	1,170	43,302
Arrowhead Pharmaceuticals, Inc.(a)	8,140	628,164
Coherus Biosciences, Inc.(a)	34,510	648,788
Cytokinetics, Inc.(a)	12,920	254,136
Eagle Pharmaceuticals, Inc.(a)	1,190	55,537
Emergent BioSolutions, Inc.(a)	7,590	810,991
Enanta Pharmaceuticals, Inc.(a)	1,640	78,818
Exelixis, Inc.(a)	31,040	689,398
Halozyme Therapeutics, Inc.(a)	16,030	762,868
Ligand Pharmaceuticals, Inc.(a)	870	161,255
Myriad Genetics, Inc.(a)	4,300	118,465
REGENXBIO, Inc.(a)	7,780	321,547
Spectrum Pharmaceuticals, Inc.(a)	12,140	43,583
United Therapeutics Corp.(a)	2,443	400,212
Vanda Pharmaceuticals, Inc.(a)	3,970	56,930
Xencor, Inc.(a)	10,390	475,343
		5,549,337
BUILDING PRODUCTS (1.9%)
AAON, Inc.	5,868	434,232
American Woodmark Corp.(a)	870	75,264
Apogee Enterprises, Inc.	3,690	129,519
Builders FirstSource, Inc.(a)	9,920	379,440
Gibraltar Industries, Inc.(a)	4,020	360,313
Griffon Corp.	9,730	218,536
Insteel Industries, Inc.	960	24,230
Lennox International, Inc.	1,709	470,812
Owens Corning	5,920	459,392
PGT Innovations, Inc.(a)	13,070	270,680
Quanex Building Products Corp.	3,355	73,777
Resideo Technologies, Inc.(a)	12,410	286,671
Simpson Manufacturing Co., Inc.	4,520	415,840
Trex Co., Inc.(a)	11,620	1,066,367
UFP Industries, Inc.	3,830	206,590
		4,871,663
CAPITAL MARKETS (2.0%)
Affiliated Managers Group, Inc.	2,150	236,908
Blucora, Inc.(a)	3,730	61,769

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Brightsphere Investment Group, Inc.	25,070	$ 459,533
Donnelley Financial Solutions, Inc.(a)	3,701	66,211
Eaton Vance Corp.	8,200	550,548
Evercore, Inc., Class A	2,180	237,838
FactSet Research Systems, Inc.	2,388	721,988
Federated Hermes, Inc.	5,590	150,930
Greenhill & Co., Inc.	1,360	15,790
Interactive Brokers Group, Inc., Class A	6,480	396,511
Janus Henderson Group PLC	10,500	322,980
Piper Sandler Cos.	760	69,411
SEI Investments Co.	6,500	343,525
Stifel Financial Corp.	5,737	297,291
StoneX Group, Inc.(a)	9,670	517,538
Virtus Investment Partners, Inc.	2,127	446,670
Waddell & Reed Financial, Inc., Class A	4,850	122,657
WisdomTree Investments, Inc.	6,910	36,865
		5,054,963
CHEMICALS (2.3%)
AdvanSix, Inc.(a)	7,020	149,666
American Vanguard Corp.	1,350	22,342
Ashland Global Holdings, Inc.	2,740	219,173
Avient Corp.	4,750	182,542
Balchem Corp.	1,645	176,064
Cabot Corp.	2,920	128,217
Chemours Co. (The)	9,360	246,542
Ferro Corp.(a)	4,310	59,435
FutureFuel Corp.	1,390	18,487
GCP Applied Technologies, Inc.(a)	2,420	59,992
H.B. Fuller Co.	2,980	151,652
Hawkins, Inc.	480	26,366
Ingevity Corp.(a)	1,920	126,125
Innospec, Inc.	1,180	103,592
Koppers Holdings, Inc.(a)	5,460	181,709
Kraton Corp.(a)	2,060	57,845
Livent Corp.(a)	22,160	403,755
Minerals Technologies, Inc.	2,700	166,401
NewMarket Corp.	319	125,109
Olin Corp.	7,970	190,563
Quaker Chemical Corp.	2,060	539,988
Rayonier Advanced Materials, Inc.(a)	25,443	176,066
RPM International, Inc.	6,830	563,270
Scotts Miracle-Gro Co. (The)	4,810	1,064,982
Sensient Technologies Corp.	2,020	142,471
Stepan Co.	1,080	121,694
	Shares	Value
Tredegar Corp.	2,040	$ 29,764
Trinseo SA	3,060	155,540
Valvoline, Inc.	10,396	246,801
		5,836,153
COMMERCIAL SERVICES & SUPPLIES (1.5%)
ABM Industries, Inc.	6,140	225,584
Brady Corp., Class A	2,500	114,775
Brink's Co. (The)	2,630	179,182
Clean Harbors, Inc.(a)	2,730	211,466
Corecivic, Inc.	14,638	104,076
Deluxe Corp.	2,660	90,147
Harsco Corp.(a)	5,760	95,789
Healthcare Services Group, Inc.	4,472	144,982
Herman Miller, Inc.	3,720	127,410
HNI Corp.	2,310	74,521
IAA, Inc.(a)	7,150	408,551
Interface, Inc.	5,560	55,822
KAR Auction Services, Inc.	11,170	206,198
Matthews International Corp., Class A	2,160	65,945
MSA Safety, Inc.	1,950	304,434
Pitney Bowes, Inc.	15,100	141,034
Stericycle, Inc.(a)	4,820	315,614
Team, Inc.(a)	4,930	48,708
Tetra Tech, Inc.	4,500	547,065
U.S. Ecology, Inc.(a)	1,600	52,800
UniFirst Corp.	750	159,600
Viad Corp.	1,360	46,920
		3,720,623
COMMUNICATIONS EQUIPMENT (1.0%)
ADTRAN, Inc.	2,480	42,656
Applied Optoelectronics, Inc.(a)	4,710	51,857
CalAmp Corp.(a)	4,110	41,141
Ciena Corp.(a)	8,140	434,595
Comtech Telecommunications Corp.	5,260	112,248
Digi International, Inc.(a)	4,140	76,466
Extreme Networks, Inc.(a)	20,470	165,602
Harmonic, Inc.(a)	23,160	179,722
Lumentum Holdings, Inc.(a)	6,215	582,967
NETGEAR, Inc.(a)	3,010	124,584
NetScout Systems, Inc.(a)	6,330	185,058
Plantronics, Inc.	1,900	60,268

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
ViaSat, Inc.(a)	4,030	$ 175,466
Viavi Solutions, Inc.(a)	22,820	352,569
		2,585,199
CONSTRUCTION & ENGINEERING (1.0%)
AECOM (a)	9,252	463,525
Aegion Corp.(a)	3,660	67,234
Arcosa, Inc.	3,043	169,769
Comfort Systems USA, Inc.	7,410	410,736
Dycom Industries, Inc.(a)	2,410	195,547
EMCOR Group, Inc.	3,210	283,443
Fluor Corp.	7,200	124,488
Granite Construction, Inc.	7,140	211,416
MasTec, Inc.(a)	4,050	312,458
Matrix Service Co.(a)	9,490	111,887
MYR Group, Inc.(a)	800	44,488
Valmont Industries, Inc.	1,060	204,495
		2,599,486
CONSTRUCTION MATERIALS (0.2%)
Eagle Materials, Inc.	2,330	256,370
U.S. Concrete, Inc.(a)	3,420	151,472
		407,842
CONSUMER FINANCE (1.0%)
Encore Capital Group, Inc.(a)	4,060	120,582
Enova International, Inc.(a)	6,573	148,550
EZCORP, Inc., Class A(a)	44,690	200,658
FirstCash, Inc.	2,028	119,409
Green Dot Corp., Class A(a)	10,950	550,018
LendingTree, Inc.(a)	522	169,921
Navient Corp.	19,270	216,884
PRA Group, Inc.(a)	7,550	248,924
PROG Holdings, Inc.	3,750	176,925
SLM Corp.	40,710	565,055
World Acceptance Corp.(a)	260	37,289
		2,554,215
CONTAINERS & PACKAGING (0.5%)
AptarGroup, Inc.	3,310	440,131
Greif, Inc., Class A	3,470	156,705
Myers Industries, Inc.	1,870	37,494
O-I Glass, Inc.	11,100	140,304
Silgan Holdings, Inc.	4,570	166,485
Sonoco Products Co.	5,410	313,293
		1,254,412
DIVERSIFIED CONSUMER SERVICES (0.7%)
Adtalem Global Education, Inc.(a)	4,890	188,705
	Shares	Value
American Public Education, Inc.(a)	1,300	$ 37,414
Graham Holdings Co., Class B	547	310,756
Grand Canyon Education, Inc.(a)	2,720	231,037
H&R Block, Inc.	9,330	160,756
Perdoceo Education Corp.(a)	6,540	77,368
Regis Corp.(a)	3,950	37,485
Service Corp. International	10,120	510,352
Strategic Education, Inc.	1,639	144,838
WW International, Inc.(a)	2,880	76,493
		1,775,204
DIVERSIFIED FINANCIAL SERVICES (0.2%)
Jefferies Financial Group, Inc.	18,420	430,107
DIVERSIFIED TELECOMMUNICATION SERVICES (0.5%)
ATN International, Inc.	310	13,386
Cincinnati Bell, Inc.(a)	16,992	258,958
Cogent Communications Holdings, Inc.	2,330	132,693
Consolidated Communications Holdings, Inc.(a)	46,660	284,859
Iridium Communications, Inc.(a)	5,510	271,478
Vonage Holdings Corp.(a)	27,810	347,069
		1,308,443
ELECTRIC UTILITIES (0.4%)
ALLETE, Inc.	2,310	145,160
Hawaiian Electric Industries, Inc.	6,070	200,674
IDACORP, Inc.	2,450	216,335
OGE Energy Corp.	10,600	323,512
PNM Resources, Inc.	4,590	222,707
		1,108,388
ELECTRICAL EQUIPMENT (1.7%)
Acuity Brands, Inc.	1,760	211,622
AZZ, Inc.	1,120	53,301
Encore Wire Corp.	750	43,313
EnerSys	2,040	167,749
Generac Holdings, Inc.(a)	5,440	1,340,525
Hubbell, Inc.	2,740	426,344
nVent Electric PLC	8,980	200,972
Powell Industries, Inc.	2,960	84,863
Regal Beloit Corp.	2,180	273,546
Sunrun, Inc.(a)	15,750	1,091,003
Vicor Corp.(a)	5,890	509,721
		4,402,959
ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS (3.5%)
Arlo Technologies, Inc.(a)	39,521	332,372

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Arrow Electronics, Inc.(a)	5,550	$ 541,846
Avnet, Inc.	9,420	332,620
Badger Meter, Inc.	2,900	265,959
Bel Fuse, Inc., Class B	9,380	136,760
Belden, Inc.	1,880	88,811
Benchmark Electronics, Inc.	4,230	107,146
Cognex Corp.	10,860	891,932
Coherent, Inc.(a)	1,144	229,761
CTS Corp.	2,250	68,625
Daktronics, Inc.	24,320	116,736
ePlus, Inc.(a)	650	54,626
Fabrinet (a)	1,970	155,512
FARO Technologies, Inc.(a)	880	62,102
II-VI, Inc.(a)	12,861	1,081,224
Insight Enterprises, Inc.(a)	3,030	230,583
Itron, Inc.(a)	2,080	178,922
Jabil, Inc.	10,110	418,251
Knowles Corp.(a)	5,710	110,146
Littelfuse, Inc.	1,225	298,128
Methode Electronics, Inc.	1,950	73,613
MTS Systems Corp.	1,580	92,493
National Instruments Corp.	6,495	268,893
OSI Systems, Inc.(a)	980	88,220
PC Connection, Inc.	1,650	80,998
Plexus Corp.(a)	1,580	121,534
Rogers Corp.(a)	920	143,584
Sanmina Corp.(a)	9,030	280,833
ScanSource, Inc.(a)	5,650	136,673
SYNNEX Corp.	3,618	295,301
Trimble, Inc.(a)	16,190	1,067,083
TTM Technologies, Inc.(a)	16,630	223,008
Vishay Intertechnology, Inc.	8,280	178,434
		8,752,729
ENERGY EQUIPMENT & SERVICES (0.7%)
Archrock, Inc.	20,720	183,786
Bristow Group, Inc.(a)	3,150	76,262
ChampionX Corp.(a)	6,970	106,571
Core Laboratories N.V.	2,030	66,949
DMC Global, Inc.	4,220	241,258
Dril-Quip, Inc.(a)	1,350	40,662
Exterran Corp.(a)	20,845	90,050
Helix Energy Solutions Group, Inc.(a)	30,130	124,136
Helmerich & Payne, Inc.	4,530	109,988
Nabors Industries Ltd.	778	55,565
Oceaneering International, Inc.(a)	8,460	71,487
Oil States International, Inc.(a)	12,080	67,648
	Shares	Value
Patterson-UTI Energy, Inc.	24,960	$ 153,504
ProPetro Holding Corp.(a)	26,400	210,936
RPC, Inc.(a)	32,300	144,058
U.S. Silica Holdings, Inc.	14,440	117,542
		1,860,402
ENTERTAINMENT (0.4%)
Cinemark Holdings, Inc.	6,410	129,738
Glu Mobile, Inc.(a)	70,500	621,105
Marcus Corp. (The)	2,660	46,816
World Wrestling Entertainment, Inc., Class A	2,750	154,908
		952,567
EQUITY REAL ESTATE INVESTMENT TRUSTS (6.0%)
Acadia Realty Trust	5,897	85,507
Agree Realty Corp.	3,690	233,208
Alexander & Baldwin, Inc.	5,813	87,893
American Assets Trust, Inc.	2,570	71,009
American Campus Communities, Inc.	7,990	328,868
Apartment Income REIT Corp.(a)	5,610	217,500
Armada Hoffler Properties, Inc.	9,190	98,793
Brixmor Property Group, Inc.	15,740	266,478
Camden Property Trust	5,110	521,986
CareTrust REIT, Inc.	5,808	130,448
Centerspace	530	37,068
Chatham Lodging Trust	2,050	21,956
Community Healthcare Trust, Inc.	5,370	240,146
Coresite Realty Corp.	2,210	297,112
Corporate Office Properties Trust	5,850	153,680
Cousins Properties, Inc.	11,069	349,116
CyrusOne, Inc.	6,320	461,044
DiamondRock Hospitality Co.(a)	15,570	127,674
Diversified Healthcare Trust	30,200	121,404
Douglas Emmett, Inc.	9,010	249,667
Easterly Government Properties, Inc.	4,400	96,580
EastGroup Properties, Inc.	2,130	287,848
EPR Properties	3,550	140,722
Essential Properties Realty Trust, Inc.	19,130	398,287
First Industrial Realty Trust, Inc.	7,330	297,891
Four Corners Property Trust, Inc.	5,927	156,236
Franklin Street Properties Corp.	3,260	13,399
Geo Group, Inc. (The)	13,904	124,302
Getty Realty Corp.	2,470	65,628
Global Net Lease, Inc.	4,270	68,790
Healthcare Realty Trust, Inc.	7,960	238,880
Hersha Hospitality Trust(a)	8,430	64,405

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Highwoods Properties, Inc.	5,760	$ 215,942
Hudson Pacific Properties, Inc.	4,900	114,856
Independence Realty Trust, Inc.	2,480	32,934
Industrial Logistics Properties Trust	2,480	52,601
Innovative Industrial Properties, Inc.	5,210	974,895
iStar, Inc.	9,520	144,514
JBG Smith Properties	6,400	191,104
Kilroy Realty Corp.	4,730	267,860
Kite Realty Group Trust	7,835	124,890
Lamar Advertising Co., Class A	4,400	355,432
Lexington Realty Trust	15,915	163,129
Life Storage, Inc.	3,840	313,267
LTC Properties, Inc.	2,170	83,849
Macerich Co. (The)	9,189	144,267
Mack-Cali Realty Corp.	5,020	63,905
Medical Properties Trust, Inc.	31,440	663,698
National Retail Properties, Inc.	9,550	372,450
National Storage Affiliates Trust	3,830	139,948
NexPoint Residential Trust, Inc.	1,330	52,495
Office Properties Income Trust	2,867	66,342
Omega Healthcare Investors, Inc.	12,206	442,101
Park Hotels & Resorts, Inc.	15,664	261,276
Pebblebrook Hotel Trust	11,446	210,377
Physicians Realty Trust	5,000	88,150
PotlatchDeltic Corp.	4,022	192,091
PS Business Parks, Inc.	770	104,812
Rayonier, Inc.	7,010	215,557
Retail Opportunity Investments Corp.	8,910	125,542
Rexford Industrial Realty, Inc.	8,710	426,267
RPT Realty	2,440	22,570
Sabra Health Care REIT, Inc.	12,749	214,056
Safehold, Inc.	8,710	640,882
Service Properties Trust	8,860	94,005
Spirit Realty Capital, Inc.	5,070	195,499
STORE Capital Corp.	11,100	344,322
Summit Hotel Properties, Inc.	13,160	106,596
Tanger Factory Outlet Centers, Inc.	6,800	104,924
Uniti Group, Inc.	10,194	125,488
Universal Health Realty Income Trust	760	45,357
Urban Edge Properties	5,600	77,224
Urstadt Biddle Properties, Inc., Class A	3,470	47,990
Washington Real Estate Investment Trust	3,790	83,153
Weingarten Realty Investors	7,820	176,028
Whitestone REIT	1,040	8,112
Xenia Hotels & Resorts, Inc.	9,190	132,979
		15,077,261
	Shares	Value
FOOD & STAPLES RETAILING (0.6%)
Andersons, Inc. (The)	9,785	$ 225,055
BJ's Wholesale Club Holdings, Inc.(a)	9,550	401,768
Chefs' Warehouse, Inc. (The)(a)	1,640	44,756
Grocery Outlet Holding Corp.(a)	4,410	188,263
PriceSmart, Inc.	1,270	119,228
SpartanNash Co.	13,184	244,168
Sprouts Farmers Market, Inc.(a)	10,190	230,803
United Natural Foods, Inc.(a)	3,290	89,093
		1,543,134
FOOD PRODUCTS (1.5%)
B&G Foods, Inc.	15,250	580,720
Calavo Growers, Inc.	820	62,443
Cal-Maine Foods, Inc.(a)	1,710	65,561
Darling Ingredients, Inc.(a)	14,480	897,905
Flowers Foods, Inc.	10,913	250,563
Fresh Del Monte Produce, Inc.	7,320	179,120
Hain Celestial Group, Inc. (The)(a)	4,470	185,885
Ingredion, Inc.	3,600	271,692
J & J Snack Foods Corp.	800	122,128
John B. Sanfilippo & Son, Inc.	740	59,518
Lancaster Colony Corp.	1,060	185,055
Pilgrim's Pride Corp.(a)	3,670	71,125
Post Holdings, Inc.(a)	3,145	298,303
Sanderson Farms, Inc.	1,080	147,085
Seneca Foods Corp., Class A(a)	4,580	166,025
Simply Good Foods Co. (The)(a)	3,200	91,328
Tootsie Roll Industries, Inc.	986	39,026
TreeHouse Foods, Inc.(a)	4,430	187,079
		3,860,561
GAS UTILITIES (0.6%)
Chesapeake Utilities Corp.	1,060	107,516
National Fuel Gas Co.	4,760	191,638
New Jersey Resources Corp.	4,940	172,949
Northwest Natural Holding Co.	870	40,638
ONE Gas, Inc.	2,140	156,498
South Jersey Industries, Inc.	5,050	116,655
Southwest Gas Holdings, Inc.	2,990	179,280
Spire, Inc.	1,930	118,097
UGI Corp.	11,460	412,445
		1,495,716
HEALTH CARE EQUIPMENT & SUPPLIES (3.7%)
AngioDynamics, Inc.(a)	4,660	87,328
Avanos Medical, Inc.(a)	10,770	487,881

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Cantel Medical Corp.(a)	1,977	$ 156,124
Cardiovascular Systems, Inc.(a)	2,550	114,725
CONMED Corp.	1,550	173,445
CryoLife, Inc.(a)	2,660	63,654
Cutera, Inc.(a)	1,730	41,883
Glaukos Corp.(a)	2,440	216,404
Globus Medical, Inc., Class A(a)	4,170	257,247
Haemonetics Corp.(a)	2,670	305,154
Heska Corp.(a)	1,300	217,568
Hill-Rom Holdings, Inc.	3,430	329,417
ICU Medical, Inc.(a)	1,014	207,343
Inogen, Inc.(a)	750	36,698
Integer Holdings Corp.(a)	1,610	118,818
Integra LifeSciences Holdings Corp.(a)	4,010	264,820
Invacare Corp.	18,770	175,687
Lantheus Holdings, Inc.(a)	4,605	74,923
LeMaitre Vascular, Inc.	4,720	226,843
LivaNova PLC(a)	2,480	155,992
Masimo Corp.(a)	3,780	967,378
Meridian Bioscience, Inc.(a)	26,210	579,241
Merit Medical Systems, Inc.(a)	9,165	496,285
Mesa Laboratories, Inc.	290	80,371
Natus Medical, Inc.(a)	2,130	51,908
Neogen Corp.(a)	2,979	240,912
NuVasive, Inc.(a)	2,760	148,322
OraSure Technologies, Inc.(a)	3,830	58,331
Orthofix Medical, Inc.(a)	720	29,095
Penumbra, Inc.(a)	3,050	796,324
Quidel Corp.(a)	5,100	1,279,947
Surmodics, Inc.(a)	870	39,585
Tactile Systems Technology, Inc.(a)	3,390	184,925
Varex Imaging Corp.(a)	2,360	45,690
Zynex, Inc.(a)	31,620	571,373
		9,281,641
HEALTH CARE PROVIDERS & SERVICES (4.1%)
Acadia Healthcare Co., Inc.(a)	4,990	252,893
Addus HomeCare Corp.(a)	2,810	316,265
Amedisys, Inc.(a)	2,919	838,658
AMN Healthcare Services, Inc.(a)	2,570	185,348
BioTelemetry, Inc.(a)	6,130	438,050
Chemed Corp.	1,101	570,208
CorVel Corp.(a)	690	68,186
Covetrus, Inc.(a)	5,620	191,473
Cross Country Healthcare, Inc.(a)	3,950	34,602
	Shares	Value
Encompass Health Corp.	5,560	$ 447,024
Ensign Group, Inc. (The)	7,410	580,055
Fulgent Genetics, Inc.(a)	14,140	1,562,329
Hanger, Inc.(a)	4,440	90,976
HealthEquity, Inc.(a)	8,330	695,971
LHC Group, Inc.(a)	2,690	535,902
Magellan Health Services, Inc.(a)	2,950	277,241
ModivCare, Inc.(a)	2,940	466,196
Molina Healthcare, Inc.(a)	3,065	654,715
Owens & Minor, Inc.	4,185	121,700
Patterson Cos., Inc.	5,790	183,427
Pennant Group, Inc. (The)(a)	10,455	562,165
R1 RCM, Inc.(a)	30,900	779,607
RadNet, Inc.(a)	5,020	89,908
Select Medical Holdings Corp.(a)	8,080	207,656
Tivity Health, Inc.(a)	2,553	57,570
U.S. Physical Therapy, Inc.	690	83,035
		10,291,160
HEALTH CARE TECHNOLOGY (0.9%)
Allscripts Healthcare Solutions, Inc.(a)	18,346	302,709
Computer Programs and Systems, Inc.	890	27,394
HealthStream, Inc.(a)	1,710	39,809
HMS Holdings Corp.(a)	7,840	288,669
NextGen Healthcare, Inc.(a)	4,380	86,636
Omnicell, Inc.(a)	3,790	446,462
Simulations Plus, Inc.	8,940	707,512
Tabula Rasa HealthCare, Inc.(a)	4,600	261,234
		2,160,425
HOTELS, RESTAURANTS & LEISURE (1.5%)
Choice Hotels International, Inc.	2,480	249,587
Cracker Barrel Old Country Store, Inc.	1,390	188,081
Dave & Buster's Entertainment, Inc.(a)	2,150	73,143
Dine Brands Global, Inc.	4,160	286,042
El Pollo Loco Holdings, Inc.(a)	4,210	85,674
Fiesta Restaurant Group, Inc.(a)	1,990	29,969
Jack in the Box, Inc.	2,470	232,526
Marriott Vacations Worldwide Corp.	2,326	285,540
Papa John's International, Inc.	1,990	203,537
Shake Shack, Inc., Class A(a)	3,710	420,788
Six Flags Entertainment Corp.	5,040	172,368
Wendy's Co. (The)	12,810	261,324
Wingstop, Inc.	5,200	780,260

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Wyndham Destinations, Inc.	5,960	$ 263,670
Wyndham Hotels & Resorts, Inc.	6,100	354,837
		3,887,346
HOUSEHOLD DURABLES (3.0%)
Cavco Industries, Inc.(a)	400	75,464
Century Communities, Inc.(a)	13,140	616,792
Ethan Allen Interiors, Inc.	5,680	134,332
Helen of Troy Ltd.(a)	2,530	617,953
Installed Building Products, Inc.(a)	5,500	577,115
iRobot Corp.(a)	8,970	1,077,297
KB Home	6,200	258,168
La-Z-Boy, Inc.	2,770	107,254
LGI Homes, Inc.(a)	5,690	607,180
M.D.C Holdings, Inc.	4,272	222,229
M/I Homes, Inc.(a)	3,960	195,505
Meritage Homes Corp.(a)	5,920	475,139
Taylor Morrison Home Corp.(a)	14,772	383,777
Tempur Sealy International, Inc.(a)	16,160	426,624
Toll Brothers, Inc.	7,090	362,299
TopBuild Corp.(a)	4,230	845,788
Tri Pointe Homes, Inc.(a)	19,660	397,132
Tupperware Brands Corp.(a)	7,390	222,291
Universal Electronics, Inc.(a)	1,020	55,325
		7,657,664
HOUSEHOLD PRODUCTS (0.3%)
Central Garden & Pet Co.(a)	410	17,339
Central Garden & Pet Co., Class A(a)	3,220	125,580
Energizer Holdings, Inc.	3,280	143,795
WD-40 Co.	1,322	402,430
		689,144
INDUSTRIAL CONGLOMERATES (0.2%)
Carlisle Cos., Inc.	2,660	385,514
Raven Industries, Inc.	1,930	62,281
		447,795
INSURANCE (4.2%)
Alleghany Corp.	877	497,127
Ambac Financial Group, Inc.(a)	4,210	60,708
American Equity Investment Life Holding Co.	7,960	232,352
American Financial Group, Inc.	4,220	397,271
AMERISAFE, Inc.	960	53,280
Assured Guaranty Ltd.	7,120	254,540
Brighthouse Financial, Inc.(a)	17,670	624,811
Brown & Brown, Inc.	17,830	768,295
CNO Financial Group, Inc.	18,200	386,022
	Shares	Value
eHealth, Inc.(a)	5,220	$ 249,777
Employers Holdings, Inc.	2,610	79,605
First American Financial Corp.	7,320	382,763
Genworth Financial, Inc., Class A(a)	97,500	276,900
Hanover Insurance Group, Inc. (The)	2,650	298,046
HCI Group, Inc.	4,920	273,700
Horace Mann Educators Corp.	3,660	143,362
James River Group Holdings Ltd.	1,860	82,733
Kemper Corp.	4,122	289,983
Kinsale Capital Group, Inc.	3,800	712,728
Mercury General Corp.	3,310	175,463
Old Republic International Corp.	23,710	429,151
Palomar Holdings, Inc.(a)	6,420	639,368
Primerica, Inc.	3,410	475,047
ProAssurance Corp.	3,130	57,373
Reinsurance Group of America, Inc.	4,930	517,896
RenaissanceRe Holdings Ltd.	2,700	406,188
RLI Corp.	2,110	204,206
Safety Insurance Group, Inc.	1,170	85,925
Selective Insurance Group, Inc.	3,350	217,683
Stewart Information Services Corp.	3,800	176,244
Third Point Reinsurance Ltd.(a)	18,430	170,109
Trupanion, Inc.(a)	7,710	865,062
United Fire Group, Inc.	2,260	62,240
United Insurance Holdings Corp.	10,170	51,664
Universal Insurance Holdings, Inc.	2,360	31,600
		10,629,222
INTERACTIVE MEDIA & SERVICES (0.2%)
QuinStreet, Inc.(a)	13,600	287,912
TripAdvisor, Inc.(a)	5,520	170,955
Yelp, Inc.(a)	4,180	136,226
		595,093
INTERNET & DIRECT MARKETING RETAIL (0.9%)
Grubhub, Inc.(a)	10,800	812,916
Liquidity Services, Inc.(a)	2,810	54,851
PetMed Express, Inc.	7,090	270,838
Shutterstock, Inc.	5,950	386,690
Stamps.com, Inc.(a)	3,670	837,898
		2,363,193
IT SERVICES (2.1%)
Alliance Data Systems Corp.	2,990	202,274
BM Technologies, Inc.(a)(b)	695	1,761
CACI International, Inc., Class A(a)	1,267	305,626
Cardtronics PLC, Class A(a)	2,140	83,139
Concentrix Corp.(a)	2,138	228,595

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
CSG Systems International, Inc.	2,540	$ 109,449
EVERTEC, Inc.	7,690	266,843
ExlService Holdings, Inc.(a)	4,260	326,657
KBR, Inc.	10,520	305,606
LiveRamp Holdings, Inc.(a)	3,450	261,199
ManTech International Corp., Class A	1,630	146,195
MAXIMUS, Inc.	3,560	267,214
NIC, Inc.	9,860	265,431
Perficient, Inc.(a)	6,330	345,681
Perspecta, Inc.	10,370	300,211
Sabre Corp.	18,120	195,334
Science Applications International Corp.	3,074	295,196
Sykes Enterprises, Inc.(a)	2,690	103,807
TTEC Holdings, Inc.	5,560	420,225
Unisys Corp.(a)	4,390	104,877
Virtusa Corp.(a)	6,070	309,873
WEX, Inc.(a)	2,222	419,069
		5,264,262
LEISURE PRODUCTS (1.1%)
Brunswick Corp.	4,060	351,028
Callaway Golf Co.	5,940	165,667
Mattel, Inc.(a)	22,700	411,324
Polaris, Inc.	2,930	341,843
Sturm Ruger & Co., Inc.	980	62,093
Vista Outdoor, Inc.(a)	30,290	883,559
YETI Holdings, Inc.(a)	10,120	666,098
		2,881,612
LIFE SCIENCES TOOLS & SERVICES (2.0%)
Bio-Techne Corp.	2,784	904,550
Luminex Corp.	7,290	204,776
Medpace Holdings, Inc.(a)	5,160	685,196
NeoGenomics, Inc.(a)	14,790	784,166
PRA Health Sciences, Inc.(a)	5,210	642,080
Repligen Corp.(a)	5,810	1,162,000
Syneos Health, Inc.(a)	9,440	701,864
		5,084,632
MACHINERY (4.2%)
AGCO Corp.	3,170	351,553
Alamo Group, Inc.	1,940	270,805
Albany International Corp., Class A	1,750	121,660
Astec Industries, Inc.	1,290	76,716
Barnes Group, Inc.	1,900	91,333
Chart Industries, Inc.(a)	5,990	719,459
CIRCOR International, Inc.(a)	1,350	43,160
Colfax Corp.(a)	6,030	223,834
	Shares	Value
Crane Co.	1,800	$ 136,224
Donaldson Co., Inc.	6,480	385,171
Enerpac Tool Group Corp.	3,220	65,269
EnPro Industries, Inc.	720	51,977
ESCO Technologies, Inc.	1,520	144,522
Federal Signal Corp.	10,000	326,900
Franklin Electric Co., Inc.	4,490	311,696
Graco, Inc.	10,080	694,915
Greenbrier Cos., Inc. (The)	7,260	262,667
Hillenbrand, Inc.	3,930	161,523
ITT, Inc.	4,700	351,137
John Bean Technologies Corp.	1,635	189,464
Kennametal, Inc.	4,980	188,642
Lincoln Electric Holdings, Inc.	4,170	477,465
Lindsay Corp.	370	51,737
Lydall, Inc.(a)	1,340	40,334
Meritor, Inc.(a)	3,720	96,013
Middleby Corp. (The)(a)	2,810	381,373
Mueller Industries, Inc.	3,700	126,355
Nordson Corp.	2,650	474,323
Oshkosh Corp.	3,400	311,406
Proto Labs, Inc.(a)	3,310	701,058
SPX Corp.(a)	2,890	149,442
SPX FLOW, Inc.(a)	2,380	126,069
Tennant Co.	1,080	73,170
Terex Corp.	4,500	160,920
Timken Co. (The)	7,320	553,831
Titan International, Inc.	7,460	51,474
Toro Co. (The)	7,200	678,600
Trinity Industries, Inc.	7,320	203,569
Wabash National Corp.	8,160	130,152
Watts Water Technologies, Inc., Class A	1,580	189,711
Woodward, Inc.	3,030	339,208
		10,484,837
MARINE (0.2%)
Kirby Corp.(a)	2,710	137,560
Matson, Inc.	6,200	370,760
SEACOR Holdings, Inc.(a)	1,910	79,723
		588,043
MEDIA (1.1%)
AMC Networks, Inc., Class A(a)	2,420	119,596
Cable One, Inc.	404	808,000
EW Scripps Co. (The), Class A	6,640	98,338
Gannett Co., Inc.(a)	32,722	146,595
John Wiley & Sons, Inc., Class A	2,750	125,428

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Meredith Corp.	3,440	$ 75,439
New York Times Co. (The), Class A	9,160	454,244
Scholastic Corp.	2,820	72,671
TechTarget, Inc.(a)	10,340	772,398
TEGNA, Inc.	13,450	215,604
		2,888,313
METALS & MINING (1.5%)
Allegheny Technologies, Inc.(a)	8,380	142,544
Arconic Corp.(a)	5,220	131,544
Carpenter Technology Corp.	4,100	128,084
Century Aluminum Co.(a)	6,450	62,888
Cleveland-Cliffs, Inc.	34,078	522,757
Commercial Metals Co.	12,530	246,716
Compass Minerals International, Inc.	1,770	103,120
Haynes International, Inc.	400	9,276
Kaiser Aluminum Corp.	490	42,483
Materion Corp.	900	61,371
Olympic Steel, Inc.	12,850	175,402
Reliance Steel & Aluminum Co.	3,760	436,461
Royal Gold, Inc.	3,180	339,878
Steel Dynamics, Inc.	11,640	398,903
SunCoke Energy, Inc.	31,620	155,887
TimkenSteel Corp.(a)	33,205	167,021
United States Steel Corp.	16,280	289,133
Warrior Met Coal, Inc.	5,470	125,919
Worthington Industries, Inc.	2,460	128,756
		3,668,143
MORTGAGE REAL ESTATE INVESTMENT TRUSTS (0.4%)
Apollo Commercial Real Estate Finance, Inc.	13,240	148,023
Armour Residential REIT, Inc.	3,580	39,989
Capstead Mortgage Corp.	12,460	66,536
Granite Point Mortgage Trust, Inc.	8,960	83,507
Invesco Mortgage Capital, Inc.	14,479	58,495
KKR Real Estate Finance Trust, Inc.	1,220	20,886
New York Mortgage Trust, Inc.	22,570	84,186
Pennymac Mortgage Investment Trust	11,690	201,653
Ready Capital Corp.	7,140	81,253
Redwood Trust, Inc.	11,370	97,555
		882,083
MULTILINE RETAIL (1.1%)
Big Lots, Inc.	16,130	962,638
Kohl's Corp.	12,020	529,601
	Shares	Value
Macy's, Inc.	21,410	$ 322,006
Nordstrom, Inc.	6,210	220,145
Ollie's Bargain Outlet Holdings, Inc.(a)	7,400	701,002
		2,735,392
MULTI-UTILITIES (0.3%)
Avista Corp.	3,820	143,174
Black Hills Corp.	3,170	187,410
MDU Resources Group, Inc.	11,290	296,814
NorthWestern Corp.	2,150	117,111
		744,509
OIL, GAS & CONSUMABLE FUELS (2.0%)
Antero Midstream Corp.	47,910	388,071
Bonanza Creek Energy, Inc.(a)	19,870	410,514
Callon Petroleum Co.(a)	4,185	57,920
Cimarex Energy Co.	4,830	203,729
CNX Resources Corp.(a)	25,970	329,040
CONSOL Energy, Inc.(a)	24,187	196,399
Devon Energy Corp.	1	11
Dorian LPG Ltd.(a)	1,410	16,342
EQT Corp.	14,610	238,289
Equitrans Midstream Corp.	18,840	125,286
Green Plains, Inc.(a)	11,640	223,605
Laredo Petroleum, Inc.(a)	457	10,634
Matador Resources Co.(a)	7,050	107,724
Murphy Oil Corp.	9,630	119,123
Par Pacific Holdings, Inc.(a)	5,360	71,181
PBF Energy, Inc., Class A	15,620	132,301
PDC Energy, Inc.(a)	5,618	121,967
Penn Virginia Corp.(a)	5,710	57,328
QEP Resources, Inc.	51,510	146,804
Range Resources Corp.(a)	15,590	143,584
Renewable Energy Group, Inc.(a)	13,460	1,206,016
REX American Resources Corp.(a)	150	11,475
SM Energy Co.	17,460	146,489
Southwestern Energy Co.(a)	53,170	200,451
Talos Energy, Inc.(a)	14,360	121,486
World Fuel Services Corp.	8,170	249,920
		5,035,689
PAPER & FOREST PRODUCTS (0.3%)
Clearwater Paper Corp.(a)	4,630	176,310
Domtar Corp.	8,030	240,659
Glatfelter Corp.	4,190	65,574

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Louisiana-Pacific Corp.	6,640	$ 252,386
Mercer International, Inc.	4,860	54,918
		789,847
PERSONAL PRODUCTS (0.6%)
Coty, Inc., Class A	5,640	35,927
Edgewell Personal Care Co.	3,960	132,264
elf Beauty, Inc.(a)	820	17,843
Inter Parfums, Inc.	1,380	85,808
Medifast, Inc.	3,770	884,706
Nu Skin Enterprises, Inc., Class A	3,030	175,346
USANA Health Sciences, Inc.(a)	580	48,001
		1,379,895
PHARMACEUTICALS (1.3%)
Amphastar Pharmaceuticals, Inc.(a)	3,210	58,358
ANI Pharmaceuticals, Inc.(a)	1,230	35,104
Corcept Therapeutics, Inc.(a)	28,980	818,975
ENDO International PLC(a)	15,320	111,529
Innoviva, Inc.(a)	26,830	322,228
Jazz Pharmaceuticals PLC(a)	3,950	614,225
Lannett Co., Inc.(a)	14,020	108,655
Nektar Therapeutics(a)	9,540	187,938
Pacira BioSciences, Inc.(a)	8,310	549,125
Phibro Animal Health Corp., Class A	1,400	29,036
Prestige Consumer Healthcare, Inc.(a)	3,020	120,800
Supernus Pharmaceuticals, Inc.(a)	14,720	432,621
		3,388,594
PROFESSIONAL SERVICES (1.3%)
ASGN, Inc.(a)	5,560	460,980
CoreLogic, Inc.	7,990	601,567
Exponent, Inc.	5,220	431,068
Forrester Research, Inc.(a)	2,810	111,445
FTI Consulting, Inc.(a)	3,650	401,390
Heidrick & Struggles International, Inc.	1,020	29,743
Insperity, Inc.	3,940	309,251
Kelly Services, Inc., Class A	11,260	219,795
Korn Ferry	3,590	163,704
ManpowerGroup, Inc.	4,320	382,061
Resources Connection, Inc.	3,160	36,466
TrueBlue, Inc.(a)	7,990	148,534
		3,296,004
REAL ESTATE MANAGEMENT & DEVELOPMENT (0.6%)
Jones Lang LaSalle, Inc.(a)	3,168	463,193
Marcus & Millichap, Inc.(a)	1,590	56,811
	Shares	Value
RE/MAX Holdings, Inc., Class A	1,160	$ 42,015
Realogy Holdings Corp.(a)	16,850	239,270
St Joe Co. (The)	17,500	778,750
		1,580,039
ROAD & RAIL (1.0%)
ArcBest Corp.	4,820	223,407
Avis Budget Group, Inc.(a)	2,910	120,299
Heartland Express, Inc.	2,983	55,991
Knight-Swift Transportation Holdings, Inc.	13,420	536,800
Landstar System, Inc.	2,140	298,316
Marten Transport Ltd.	8,959	142,000
Ryder System, Inc.	4,790	299,806
Saia, Inc.(a)	3,720	657,510
Werner Enterprises, Inc.	2,690	105,556
		2,439,685
SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (4.7%)
Advanced Energy Industries, Inc.(a)	6,150	630,867
Axcelis Technologies, Inc.(a)	2,280	78,067
Brooks Automation, Inc.	10,660	807,602
CEVA, Inc.(a)	6,000	352,740
Cirrus Logic, Inc.(a)	2,930	274,512
CMC Materials, Inc.	3,390	499,381
Cohu, Inc.	6,890	280,285
Cree, Inc.(a)	5,490	554,929
Diodes, Inc.(a)	5,750	406,985
DSP Group, Inc.(a)	1,130	18,227
First Solar, Inc.(a)	8,170	810,055
FormFactor, Inc.(a)	13,200	539,484
Ichor Holdings Ltd.(a)	1,600	57,760
Kulicke & Soffa Industries, Inc.	3,550	126,629
MaxLinear, Inc.(a)	3,850	120,852
MKS Instruments, Inc.	3,510	554,826
Monolithic Power Systems, Inc.	3,820	1,357,208
Onto Innovation, Inc.(a)	6,639	358,838
PDF Solutions, Inc.(a)	1,280	24,730
Photronics, Inc.(a)	10,050	111,555
Power Integrations, Inc.	6,410	516,325
Rambus, Inc.(a)	8,140	154,619
Semtech Corp.(a)	3,370	239,101
Silicon Laboratories, Inc.(a)	2,050	268,898
SMART Global Holdings, Inc.(a)	700	26,005
SolarEdge Technologies, Inc.(a)	4,620	1,332,085
Synaptics, Inc.(a)	1,690	167,682

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Ultra Clean Holdings, Inc.(a)	9,560	$ 369,016
Universal Display Corp.	2,740	632,447
Veeco Instruments, Inc.(a)	3,679	67,914
		11,739,624
SOFTWARE (4.4%)
8x8, Inc.(a)	12,280	432,870
ACI Worldwide, Inc.(a)	6,930	266,043
Agilysys, Inc.(a)	6,510	239,503
Alarm.com Holdings, Inc.(a)	9,580	890,174
Blackbaud, Inc.	2,690	178,858
Bottomline Technologies DE, Inc.(a)	2,240	107,027
CDK Global, Inc.	6,900	344,310
Ceridian HCM Holding, Inc.(a)	6,590	612,277
CommVault Systems, Inc.(a)	2,410	151,300
Ebix, Inc.	8,600	447,802
Fair Isaac Corp.(a)	1,988	894,819
InterDigital, Inc.	1,740	111,725
J2 Global, Inc.(a)	2,270	232,993
LivePerson, Inc.(a)	8,450	535,392
Manhattan Associates, Inc.(a)	3,200	362,336
MicroStrategy, Inc., Class A(a)	1,569	968,559
OneSpan, Inc.(a)	6,290	146,683
Paylocity Holding Corp.(a)	4,360	817,326
Progress Software Corp.	3,260	130,987
PTC, Inc.(a)	7,130	947,648
Qualys, Inc.(a)	3,920	542,802
Sailpoint Technologies Holdings, Inc.(a)	11,670	645,468
SPS Commerce, Inc.(a)	6,670	659,596
Teradata Corp.(a)	6,700	180,230
Xperi Holding Corp.	6,659	128,252
		10,974,980
SPECIALTY RETAIL (5.0%)
Aaron's Co., Inc. (The)(a)	10,195	172,703
Abercrombie & Fitch Co., Class A	8,350	192,635
American Eagle Outfitters, Inc.	10,420	236,430
America's Car-Mart, Inc.(a)	340	40,385
Asbury Automotive Group, Inc.(a)	1,700	242,437
AutoNation, Inc.(a)	5,590	398,455
Barnes & Noble Education, Inc.(a)	27,920	163,611
Bed Bath & Beyond, Inc.	11,860	419,014
Boot Barn Holdings, Inc.(a)	1,870	107,039
Buckle, Inc. (The)	2,025	79,623
Caleres, Inc.	3,595	54,320
Cato Corp. (The), Class A	8,160	92,779
Chico's FAS, Inc.	74,800	165,308
Children's Place, Inc. (The)(a)	750	55,103
	Shares	Value
Conn's, Inc.(a)	11,900	$ 187,187
Designer Brands, Inc., Class A	10,990	134,628
Dick's Sporting Goods, Inc.	5,400	361,854
Five Below, Inc.(a)	4,470	785,513
Foot Locker, Inc.	7,620	333,908
GameStop Corp., Class A(a)	940	305,500
Genesco, Inc.(a)	3,800	147,478
Group 1 Automotive, Inc.	1,970	271,111
Guess?, Inc.	3,080	71,518
Haverty Furniture Cos., Inc.	2,020	66,034
Hibbett Sports, Inc.(a)	11,240	634,498
Lithia Motors, Inc., Class A	2,840	905,051
Lumber Liquidators Holdings, Inc.(a)	16,350	457,146
MarineMax, Inc.(a)	21,270	889,724
Michaels Cos., Inc. (The)(a)	10,100	156,550
Monro, Inc.	1,615	94,429
ODP Corp. (The)	7,298	311,552
Rent-A-Center, Inc.	11,600	502,280
RH (a)	2,050	974,488
Sally Beauty Holdings, Inc.(a)	7,810	117,931
Shoe Carnival, Inc.	2,430	114,186
Signet Jewelers Ltd.(a)	6,020	244,532
Sleep Number Corp.(a)	7,240	780,038
Sonic Automotive, Inc., Class A	3,540	144,892
Urban Outfitters, Inc.(a)	6,280	172,260
Williams-Sonoma, Inc.	7,070	911,464
Zumiez, Inc.(a)	1,750	75,390
		12,570,984
TECHNOLOGY HARDWARE, STORAGE & PERIPHERALS (0.2%)
3D Systems Corp.(a)	6,800	241,672
Diebold Nixdorf, Inc.(a)	6,210	84,829
NCR Corp.(a)	7,810	260,541
		587,042
TEXTILES, APPAREL & LUXURY GOODS (1.3%)
Capri Holdings Ltd.(a)	7,890	328,697
Carter's, Inc.	2,180	191,927
Columbia Sportswear Co.	1,710	149,557
Crocs, Inc.(a)	10,070	705,102
Deckers Outdoor Corp.(a)	2,550	744,549
Fossil Group, Inc.(a)	5,170	74,965
G-III Apparel Group Ltd.(a)	8,570	231,733
Kontoor Brands, Inc.	2,560	92,467
Movado Group, Inc.	2,350	48,551
Oxford Industries, Inc.	410	26,748
Skechers USA, Inc., Class A(a)	8,150	281,012
Steven Madden Ltd.	5,235	175,896

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
SCHEDULE OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)
STEWARD SMALL-MID CAP ENHANCED INDEX FUND

	Shares	Value
Unifi, Inc.(a)	3,840	$ 91,968
Vera Bradley, Inc.(a)	8,990	75,966
Wolverine World Wide, Inc.	5,360	153,510
		3,372,648
THRIFTS & MORTGAGE FINANCE (1.3%)
Axos Financial, Inc.(a)	10,840	422,218
Essent Group Ltd.	6,700	280,261
Flagstar Bancorp, Inc.	1,940	83,129
HomeStreet, Inc.	1,670	60,788
Meta Financial Group, Inc.	3,010	116,276
MGIC Investment Corp.	16,020	187,754
Mr. Cooper Group, Inc.(a)	34,190	930,994
New York Community Bancorp, Inc.	27,620	288,905
NMI Holdings, Inc., Class A(a)	14,640	310,515
Northfield Bancorp, Inc.	4,990	61,676
Northwest Bancshares, Inc.	3,460	44,115
Provident Financial Services, Inc.	3,730	69,080
TrustCo Bank Corp. NY	4,000	24,880
Walker & Dunlop, Inc.	4,670	384,435
Washington Federal, Inc.	3,590	93,986
		3,359,012
TRADING COMPANIES & DISTRIBUTORS (0.8%)
Applied Industrial Technologies, Inc.	1,780	125,294
Boise Cascade Co.	4,960	236,245
DXP Enterprises, Inc.(a)	3,630	84,180
GATX Corp.	1,900	176,320
GMS, Inc.(a)	4,380	126,976
MSC Industrial Direct Co., Inc., Class A	2,210	171,430
NOW, Inc.(a)	23,080	191,333
Univar Solutions, Inc.(a)	11,350	210,996
Veritiv Corp.(a)	9,020	165,246
Watsco, Inc.	1,720	410,203
		1,898,223
WATER UTILITIES (0.3%)
American States Water Co.	1,950	150,657
	Shares	Value
California Water Service Group	2,710	$ 148,074
Essential Utilities, Inc.	10,912	505,226
		803,957
WIRELESS TELECOMMUNICATION SERVICES (0.2%)
Shenandoah Telecommunications Co.	2,630	102,228
Spok Holdings, Inc.	8,180	90,962
Telephone and Data Systems, Inc.	12,770	239,437
		432,627
TOTAL COMMON STOCKS (COST $196,452,503)		248,690,924
RIGHT (0.0%)
BIOTECHNOLOGY (0.0%)
Progenics Pharmaceuticals, Inc.(a)(b)	7,180	—
TOTAL RIGHT (COST $—)		—
MONEY MARKET FUND (1.3%)
Northern Institutional Treasury Portfolio (Premier Class), 0.01%(c)	3,238,147	3,238,147
TOTAL MONEY MARKET FUND (COST $3,238,147)		3,238,147
TOTAL INVESTMENTS (COST $199,690,650) 99.8%		251,929,071
OTHER ASSETS IN EXCESS OF LIABILITIES 0.2%		488,977
NET ASSETS 100.0%		$ 252,418,048
Amounts designated as ‘‘—’’ are $0 or have been rounded to $0.

(a)	Represents non-income producing security.
(b)	Security is a Level 3 investment.
(c)	7-day current yield as of January 31, 2021 is disclosed.

PLC — Public Limited Company
REIT — Real Estate Investment Trust

See notes to Schedules of Portfolio Investments.

STEWARD FUNDS
NOTES TO SCHEDULES OF PORTFOLIO INVESTMENTS — January 31, 2021 (Unaudited)

Portfolio Valuation: Steward Funds, Inc. (individually a ‘‘Fund’’ and, collectively, the ‘‘Funds’’) consists of six Funds — Steward Large Cap Enhanced Fund, Steward Mid-Cap Enhanced Index Fund, Steward International Enhanced Index Fund, Steward Select Bond Fund, Steward Global Equity Income Fund and Steward Covered Call Income Fund. Fund investments are recorded at fair value. In determining fair value, the Funds use various valuation approaches. Equity securities listed on a domestic or foreign exchange are valued at the last sale price on the day of valuation or, if there was no sale that day, at the mean between the last reported bid and asked prices as of the close of trading. Equity securities traded on The NASDAQ Stock Market LLC (‘‘NASDAQ’’) use the official closing price, if available, and otherwise, use the last reported sale price, or the mean between the last reported bid and asked prices if there was no sale on that day. Equity securities that are traded in the over-the-counter market only, but that are not included on NASDAQ, are valued at the last sale price on the day of valuation. Debt securities including corporate bonds and U.S government agency, mortgage-backed, and treasury obligations, with a remaining maturity of sixty days or more are valued at the bid price as obtained from a Fund's designated pricing service. Factors considered by pricing services include market characteristics such as benchmark yield curves, options adjusted spreads, credit spreads and fundamental analytical data related to the issuer. Debt securities with a remaining maturity of less than sixty days are valued at amortized cost, which approximates fair value. Money market funds are valued at net asset value per share. Written options are valued at the last sale price, if any, and are otherwise at the most recent bid for long options and the most recent ask for short options. All other securities and securities for which prices are not available or with no readily determinable market values are valued at their fair value in accordance with policies and procedures adopted by the Funds' Board of Directors.
Accounting principals generally accepted in the United States of America (‘‘GAAP’’) establishes a fair value hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. Observable inputs are those that market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ assumptions about the inputs market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.
The fair value hierarchy is categorized into three levels based on the inputs as follows:
Level 1 — Quoted prices in active markets for identical securities and net asset values for money market funds.
Level 2 — Other significant observable inputs other than Level 1 quoted prices (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds and credit risks).
Level 3 — Significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
Pursuant to these valuation policies, equity securities and written options contracts are generally categorized as Level 1 securities in the fair value hierarchy (unless there is a fair valuation event, in which case affected securities are generally categorized as Level 2). Debt securities are generally categorized as Level 2 securities in the fair value hierarchy, except that U.S. Treasury debt securities may be categorized as Level 1. Money market funds are generally categorized as Level 1 securities in the fair value hierarchy. Changes in valuation techniques may result in transfers in or out of an assigned level within the fair value hierarcy.

The following table presents a summary of inputs used to value the Funds’ investments as of January 31, 2021:
	Investments in Securities
Fund	LEVEL 1	LEVEL 2	LEVEL 3	Total
Steward Covered Call Income Fund
Security Type
Common Stocks*	$ 32,980,707	$ —	$ —	$ 32,980,707
Warrants	4,375	—	—	4,375
Purchased Options	375	—	—	375
Money Market Fund	475,655	—	—	475,655
Total Investment Securities	$ 33,461,112	$ —	$ —	$ 33,461,112
Other Financial Instruments:^
Written Call Options	$ (734,534)	$ —	$ —	$ (734,534)
Total Investments	$ 32,726,578	$ —	$ —	$ 32,726,578
Steward Global Equity Income Fund
Security Type
Common Stocks*	$ 312,273,038	$ —	$ —	$ 312,273,038
Money Market Fund	3,661,667	—	—	3,661,667
Total Investments	$ 315,934,705	$ —	$ —	$ 315,934,705
Steward International Enhanced Index Fund
Security Type
Common Stocks	$ 160,520,707	$ —	$ —	$ 160,520,707
Master Limited Partnerships	526,917	—	—	526,917
Preferred Stocks	2,916,580	—	—	2,916,580
Money Market Fund	868,084	—	—	868,084
Total Investments	$ 164,832,288	$ —	$ —	$ 164,832,288
Steward Large Cap Enhanced Index Fund
Security Type
Common Stocks*	$ 432,279,122	$ —	$ —	$ 432,279,122
Warrants	26,591	—	—	26,591
Money Market Fund	3,303,324	—	—	3,303,324
Total Investments	$ 435,609,037	$ —	$ —	$ 435,609,037
Steward Select Bond Fund
Security Type
Corporate Bonds*	$ —	$ 124,252,303	$ —	$ 124,252,303
Municipal Bonds	—	503,949	—	503,949
U.S. Government Agencies	—	15,232,912	—	15,232,912
U.S. Government Agency Mortgage-Backed Obligations	—	11,215,169	—	11,215,169
U.S. Treasury Obligations	—	17,373,629	—	17,373,629
Preferred Stocks*	1,020,800	386,400	—	1,407,200
Money Market Fund	13,210,609	—	—	13,210,609
Total Investments	$ 14,231,409	$ 168,964,362	$ —	$ 183,195,771
Steward Small-Mid Cap Enhanced Index Fund
Security Type
Common Stocks*	$ 248,689,163	$ —	$ 1,761	$ 248,690,924
Right*	—	—	—**	—
Money Market Fund	3,238,147	—	—	3,238,147
Total Investments	$ 251,927,310	$ —	$ 1,761	$ 251,929,071

*	Please refer to the Schedule of Portfolio Investments to view common stocks, corporate bonds, and preferred stocks segregated by industry type.
**	Level 3 security has zero value.
^	Other Financial Instruments would include any derivative instruments, such as written options contracts. These investments are generally recorded in the financial statements at fair value.

Securities Transactions and Investment Income: Portfolio security transactions are recorded on the trade date. Net realized gains or losses on sales of securities are determined by the identified cost method. Interest income, adjusted for accretion of discounts and amortization of premiums is recorded on the accrual basis. Debt obligations may be placed in non-accrual status and related interest income may be reduced by ceasing current accruals and writing off interest receivables when the collection of all or a portion of interest has become doubtful as identified by the Funds' investment adviser. The treatment of such interest income may be different for federal income tax purposes. Discounts and premiums on securities purchased are amortized or accreted using the effective interest method. Dividend income is recorded on the ex-dividend date, or as soon as practical after a Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Income and capital gains on some foreign securities may be subject to foreign withholdings taxes, which are accrued as applicable, and have been provided for in accordance with the Funds’ understanding of the applicable country’s tax rules and regulations.
Written Options Contracts: Steward Covered Call Income Fund may write (sell) covered call options. Premiums received from written options contracts are recorded as liabilities and are marked-to-market to reflect the current value of the options written. When writing an option, the Fund bears the market risk of unfavorable changes in the price of the underlying instrument.
For additional information regarding the Funds’ valuation of investments and other significant accounting policies, please refer to the most recent annual or semi-annual report.